                                [graphic of box]


                         INSTITUTIONAL SELECT(TM) FUNDS

                                OCTOBER 31, 2000


                                                      ANNUAL REPORT
                                                      AND
                                                      AN IMPORTANT NOTICE
                                                      REGARDING DELIVERY OF
                                                      SHAREHOLDER DOCUMENTS


                                [graphic of box]

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

Mailings of your Institutional Select(TM) Funds shareholder documents may be householded indefinitely unless you instruct us otherwise.


ADDITIONAL COPIES OF SHAREHOLDERS DOCUMENTS

THE PROSPECTUS AND SHAREHOLDER REPORTS FOR THE INSTITUTIONAL SELECT FUNDS ARE AVAILABLE FREE OF CHARGE, AND MAY BE REQUESTED AT ANY TIME BY CALLING 1-800-515-2157.

If you would prefer that your Institutional Select Funds mailings not be householded, please contact Schwab at 1-800-515-2157, or your Investment Manager. Your instructions that householding not apply to accounts holding Institutional Select Funds will be effective within 30 days of receipt by Schwab.

                                [graphic of box]


                         INSTITUTIONAL SELECT(TM) FUNDS

                                  ANNUAL REPORT
                                OCTOBER 31, 2000


                                                    INSTITUTIONAL SELECT
                                                    S&P 500 Fund




                                                    INSTITUTIONAL SELECT
                                                    Large-Cap Value Index Fund




                                                    INSTITUTIONAL SELECT
                                                    Small-Cap Value Index Fund

                                [graphic of box]

INSTITUTIONAL SELECT(TM) FUNDS

We are pleased to bring you this annual report for the Institutional Select(TM) Funds (the funds) for the period ended October 31, 2000. This report includes the following funds:

   - Institutional Select S&P 500 Fund
   - Institutional Select Large-Cap Value
     Index Fund

   - Institutional Select Small-Cap Value
     Index Fund

The funds seek to achieve their respective goals by tracking the performances of different stock market indices. Because each fund typically rebalances its portfolio periodically in order to track its index, the funds have experienced significantly lower portfolio turnover and transaction costs than non-index funds. This approach, combined with low fund operating expenses, makes these funds cost-effective investments for long-term investors.

FUND LISTINGS

The funds are listed in The Wall Street Journal, USA Today, Investor's Business Daily and most local newspapers under the heading Institutional Select:

         Newspaper Listing   Symbol
         S&P 500             ISLCX
         LrgCapValue         ISLVX
         SmCapValue          ISSVX

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Institutional Select Funds. The funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.



CONTENTS
--------------------------------------------------------------------------------
A Message from the Chairman                                                    1
--------------------------------------------------------------------------------

Market Overview                                                                2
--------------------------------------------------------------------------------
Institutional Select S&P 500 Fund
   Fund Performance                                                            6
   Portfolio Snapshot                                                          8
--------------------------------------------------------------------------------
Institutional Select Large-Cap Value Index Fund
   Fund Performance                                                           10
   Portfolio Snapshot                                                         12
--------------------------------------------------------------------------------
Institutional Select Small-Cap Value Index Fund
   Fund Performance                                                           14
   Portfolio Snapshot                                                         16
--------------------------------------------------------------------------------
Portfolio Management                                                          18
--------------------------------------------------------------------------------
Fund Discussion                                                               19
--------------------------------------------------------------------------------
Glossary                                                                      22
--------------------------------------------------------------------------------
Financial Statements and Notes                                                24
--------------------------------------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

[PHOTO OF CHARLES SCHWAB]


Dear Shareholder,

This annual report is designed to provide you with detailed information about the Institutional Select(TM) Funds, a family of institutional index funds to better serve the needs of Investment Managers and their clients. These funds have highly competitive expense ratios and are generally only available through Investment Managers. With the support of investors such as yourselves, combined assets in the Institutional Select Funds have grown to over $550 million as of October 31, 2000.

Charles Schwab Investment Management, Inc. (CSIM) is the Institutional Select Funds' investment adviser. CSIM is committed to providing investors with high-quality, cost-efficient investment solutions. CSIM was created in 1989, and as of October 31, 2000, managed more than $120 billion in assets for over 5 million shareholder accounts.

In closing, I would like to thank you for your business. We will continue to do everything we can to warrant the trust you have placed in us.

Sincerely,

/s/ CHARLES SCHWAB

Charles Schwab
October 31, 2000

MARKET OVERVIEW


GROWTH PERIOD IS THE LONGEST IN U.S. HISTORY.

As of October 31, 2000, U.S. economic expansion was in the middle of its tenth year, marking the longest period of continuous growth in U.S. history. The main force behind the expansion has been high levels of consumer spending, fueled by increases in personal income, personal wealth and consumer confidence.

The pace of economic growth remained robust through the second quarter of 2000, then moderated somewhat in the third quarter, in part due to reduced government spending. Actual Q3 growth was lower than many analysts had expected.

Although energy prices soared, inflation still appears to remain in check. The GDP price deflator, a widely used inflation indicator, declined slightly from 2.4% in the second quarter to 2.0% in the third quarter.


 Source: Bloomberg L.P.

PRODUCTIVITY EMERGES AS A KEY FACTOR.                 [PRODUCTION LINE GRAPHIC]

In recent years, the Federal Reserve Bank (the Fed) demonstrated its resolve to moderate the pace of the economy's growth by raising short-term interest rates (since June 1999, it has raised these rates six times). The Fed has voiced concern that increases in wages could outpace gains in productivity, forcing companies to boost prices and potentially sparking inflation.


ASSETS CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of four widely used measures of securities market performance, including U.S. stocks and bonds and international stocks.

                                  [LINE GRAPH]

                    Lehman Brothers
                    U.S. Aggregate    MSCI-EAFE(R)  Russell 2000(R)  S&P 500(R)
                    Bond Index         Index          Index           Index
                    ----------         -----          -----           -----
11/05/99            0.0061            0.005          0.0323           0.0054
11/12/99            0.0073             0.02          0.0495           0.0244
11/19/99            0.0032            0.039          0.0762           0.0435
11/26/99            0.0011            0.052          0.0708           0.0395
12/03/99            0.0015            0.053          0.0843           0.0522
12/10/99            0.0078            0.067          0.0894            0.041
12/17/99            -0.003            0.068          0.0889           0.0439
12/24/99           -0.0061            0.107          0.1268           0.0713
12/31/99           -0.0051            0.126          0.1796           0.0804
01/07/00           -0.0057            0.074          0.1415             0.06
01/14/00           -0.0103            0.101          0.1867           0.0774
01/21/00           -0.0119            0.076          0.2483           0.0599
01/28/00           -0.0052            0.071          0.1801           0.0002
02/04/00           -0.0039            0.093          0.2292           0.0481
02/11/00           -0.0068              0.1          0.2568           0.0207
02/18/00           -0.0015            0.083           0.277          -0.0095
02/25/00             0.005            0.092          0.3029          -0.0189
03/03/00            0.0068            0.115          0.4004           0.0381
03/10/00            0.0048            0.114          0.4137           0.0277
03/17/00            0.0118            0.101          0.3458           0.0788
03/24/00            0.0105            0.123          0.3449           0.1251
03/31/00            0.0168            0.121          0.2632           0.1049
04/07/00            0.0249             0.11          0.2726            0.118
04/14/00            0.0242            0.071           0.064           0.0002
04/21/00            0.0233            0.062          0.1297           0.0577
04/28/00            0.0138            0.061          0.1872           0.0717
05/05/00           -0.0004            0.057           0.203           0.0571
05/12/00           -0.0017            0.046          0.1521           0.0485
05/19/00            0.0003            0.008          0.1258           0.0381
05/26/00            0.0112            0.014          0.0738           0.0168
06/02/00             0.023            0.081          0.2045           0.0916
06/09/00            0.0262            0.079          0.2287           0.0766
06/16/00            0.0349            0.075          0.2075           0.0822
06/23/00            0.0253            0.065          0.2002           0.0652
06/30/00            0.0344            0.073          0.2155           0.0757
07/07/00            0.0391            0.083          0.2406           0.0937
07/14/00            0.0376            0.079          0.2748           0.1166
07/21/00            0.0434            0.055           0.228           0.0946
07/28/00            0.0433             0.02           0.152           0.0501
08/04/00            0.0513            0.016          0.1839           0.0827
08/11/00            0.0531            0.031          0.2002           0.0893
08/18/00            0.0544            0.039          0.2129            0.104
08/25/00            0.0584            0.046          0.2359            0.115
09/01/00            0.0616            0.057          0.2758            0.127
09/08/00            0.0606            0.014          0.2598           0.1075
09/15/00            0.0588           -0.009          0.2506           0.0862
09/22/00            0.0613           -0.024          0.2224           0.0735
09/29/00            0.0657           -0.017          0.2293           0.0653
10/06/00            0.0654            -0.02          0.1579           0.0448
10/13/00            0.0692           -0.051          0.1332            0.019
10/20/00            0.0749           -0.052            0.15           0.0361
10/27/00            0.0736           -0.037          0.1321           0.0233
10/31/00             0.073           -0.029           0.174           0.0609
                      7.30%           -2.90%          17.41%            6.09%

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Data source:
Charles Schwab & Co., Inc. (Schwab).

Productivity gains are important because they enable companies to achieve greater output for every dollar spent for labor costs. Spurred mainly by technological advances, productivity grew at 4.0% during the first half of 2000 and 3.3% during the third quarter (these figures include all economic sectors except farming). However, third quarter productivity gains were partially offset by a 2.5% increase in unit labor costs -- costs that had declined in the previous quarter. Source: Bloomberg L.P.


UNEMPLOYMENT HITS NEW LOWS, YET INFLATION REMAINS AT BAY.

The unemployment rate has been trending downward for years. In April it fell below 4% -- the lowest level in 30 years and one previously considered improbable without high inflation.

Overall, labor markets continue to be extremely tight, and there has been evidence in some regions of labor shortages driving up wages. In spite of these regional trends, overall increases in prices and wages during the report period were relatively modest, due in part to strong productivity gains. However, an upturn in labor costs may make the Fed more sensitive to other potential signs of inflation.

STOCKS STUMBLE, RECOVER; MOST BONDS POST HEALTHY RETURNS.

U.S. equities, as measured by the major indices (chart, page 2) had positive returns for the report period. By historical standards, they also remained highly valued (P/E chart, page 5).

FIVE FACTORS AND THEIR EFFECTS ON THESE FUNDS.

The following charts show recent figures for four common measures of the state of the U.S. economy and the stock market, as well as one measure of international stock performance.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.


REAL GDP GROWTH

Annualized growth rate for each quarter shown


The U.S. economy has grown steadily for more than nine years. Real GDP grew at a 2.4% annualized rate in Q3 2000 -- slower than the 5.2% for the first half of the year.


                                  [BAR GRAPH]

Dec-90                                     -3.2
Mar-91                                     -2
Jun-91                                      2.3
Sep-91                                      1
Dec-91                                      2.2
Mar-92                                      3.8
Jun-92                                      3.8
Sep-92                                      3.1
Dec-92                                      5.4
Mar-93                                     -0.1
Jun-93                                      2.5
Sep-93                                      1.8
Dec-93                                      6.2
Mar-94                                      3.4
Jun-94                                      5.7
Sep-94                                      2.2
Dec-94                                      5
Mar-95                                      1.5
Jun-95                                      0.8
Sep-95                                      3.1
Dec-95                                      3.2
Mar-96                                      2.9
Jun-96                                      6.8
Sep-96                                      2
Dec-96                                      4.6
Mar-97                                      4.4
Jun-97                                      5.9
Sep-97                                      4.2
Dec-97                                      2.8
Mar-98                                      6.5
Jun-98                                      2.9
Sep-98                                      3.4
Dec-98                                      5.6
Mar-99                                      3.5
Jun-99                                      2.5
Sep-99                                      5.7
Dec-99                                      8.3
Mar-00                                      4.8
Jun-00                                      5.6
Sep-00                                      2.4

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, stock investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

MARKET OVERVIEW  Continued

However, the report period saw extreme volatility in the stock market, particularly for U.S. stocks. In March and April, the P/E for the Nasdaq 100 Index lost one-third of its value in just a two-week period. (The Nasdaq 100 Index reflects 100 of the largest Nasdaq companies across major industry groups, including computers, telecommunications, retail/wholesale and biotechnology, but excluding financial companies.) Volatility continued through the end of the report period as investors shifted their focus from hard-hit sectors such as technology to undervalued and established companies.

[GRAPHIC OF PEOPLE AT STOCK MARKET]

"Old economy" stocks and value stocks regained popularity as many newer company stocks fell.

Outside the U.S., stocks were held back by uncertainty over oil prices and corporate earnings. For U.S. investors, the continued rise of the dollar against the euro and yen was a factor as well, because it eroded the dollar value of foreign stocks.

A major factor for bonds during the report period was the U.S. Treasury's decision to use some of the budget surplus to buy back its own bonds. This created a major change in the picture for supply and demand of bonds, and resulted in an inverted yield curve (a situation where short-term bonds actually pay higher yields than long-term bonds). While short-term interest rates rose during the report period, intermediate and long-term rates actually



U. S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

Unemployment hit a three-decade low of 3.9% in April. Although it trended up to 4.1% during the summer months, it closed the reporting period back at 3.9%.

         [LINE GRAPH]
Sep-90                    5.9
Oct-90                    5.9
Nov-90                    6.2
Dec-90                    6.3
Jan-91                    6.4
Feb-91                    6.6
Mar-91                    6.8
Apr-91                    6.7
May-91                    6.9
Jun-91                    6.9
Jul-91                    6.8
Aug-91                    6.9
Sep-91                    6.9
Oct-91                    7
Nov-91                    7
Dec-91                    7.3
Jan-92                    7.3
Feb-92                    7.4
Mar-92                    7.4
Apr-92                    7.4
May-92                    7.6
Jun-92                    7.8
Jul-92                    7.7
Aug-92                    7.6
Sep-92                    7.6
Oct-92                    7.3
Nov-92                    7.4
Dec-92                    7.4
Jan-93                    7.3
Feb-93                    7.1
Mar-93                    7
Apr-93                    7.1
May-93                    7.1
Jun-93                    7
Jul-93                    6.9
Aug-93                    6.8
Sep-93                    6.7
Oct-93                    6.8
Nov-93                    6.6
Dec-93                    6.5
Jan-94                    6.8
Feb-94                    6.6
Mar-94                    6.5
Apr-94                    6.4
May-94                    6.1
Jun-94                    6.1
Jul-94                    6.3
Aug-94                    6
Sep-94                    5.8
Oct-94                    5.8
Nov-94                    5.6
Dec-94                    5.5
Jan-95                    5.6
Feb-95                    5.4
Mar-95                    5.4
Apr-95                    5.8
May-95                    5.6
Jun-95                    5.6
Jul-95                    5.7
Aug-95                    5.7
Sep-95                    5.6
Oct-95                    5.5
Nov-95                    5.6
Dec-95                    5.6
Jan-96                    5.7
Feb-96                    5.5
Mar-96                    5.5
Apr-96                    5.5
May-96                    5.6
Jun-96                    5.3
Jul-96                    5.5
Aug-96                    5.1
Sep-96                    5.2
Oct-96                    5.2
Nov-96                    5.4
Dec-96                    5.4
Jan-97                    5.3
Feb-97                    5.3
Mar-97                    5.2
Apr-97                    5
May-97                    4.9
Jun-97                    5
Jul-97                    4.8
Aug-97                    4.8
Sep-97                    4.9
Oct-97                    4.7
Nov-97                    4.6
Dec-97                    4.7
Jan-98                    4.7
Feb-98                    4.6
Mar-98                    4.7
Apr-98                    4.3
May-98                    4.4
Jun-98                    4.5
Jul-98                    4.5
Aug-98                    4.5
Sep-98                    4.5
Oct-98                    4.5
Nov-98                    4.4
Dec-98                    4.4
Jan-99                    4.3
Feb-99                    4.4
Mar-99                    4.2
Apr-99                    4.3
May-99                    4.2
Jun-99                    4.3
Jul-99                    4.3
Aug-99                    4.2
Sep-99                    4.2
Oct-99                    4.1
Nov-99                    4.1
Dec-99                    4.1
Jan-00                    4
Feb-00                    4.1
Mar-00                    4.1
Apr-00                    3.9
May-00                    4.1
Jun-00                    4
Jul-00                    4
Aug-00                    4.1
Sep-00                    3.9
Oct-00                    3.9

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source:  Bloomberg L.P.

MEASURES OF INFLATION

Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)


CPI was up 3.4% for the 12 months ended October 31, 2000 (2.5% if food and energy are excluded). ECI rose 4.3% for the 12 months ended September 30, 2000.

                   [LINE GRAPH]
Date                   CPI               ECI
----                   ---               ---
Sep-90                 6.2               5.2
Oct-90                 6.4               5.2
Nov-90                 6.3               5.2
Dec-90                 6.3               4.9
Jan-91                 5.6               4.9
Feb-91                 5.3               4.9
Mar-91                 4.9               4.6
Apr-91                 4.8               4.6
May-91                 5                 4.6
Jun-91                 4.7               4.6
Jul-91                 4.4               4.6
Aug-91                 3.8               4.6
Sep-91                 3.4               4.3
Oct-91                 2.8               4.3
Nov-91                 3.1               4.3
Dec-91                 3                 4.3
Jan-92                 2.7               4.3
Feb-92                 2.8               4.3
Mar-92                 3.2               4
Apr-92                 3.2               4
May-92                 3                 4
Jun-92                 3                 3.6
Jul-92                 3.2               3.6
Aug-92                 3.1               3.6
Sep-92                 3                 3.5
Oct-92                 3.3               3.5
Nov-92                 3.1               3.5
Dec-92                 3                 3.5
Jan-93                 3.2               3.5
Feb-93                 3.2               3.5
Mar-93                 3                 3.5
Apr-93                 3.2               3.5
May-93                 3.2               3.5
Jun-93                 3                 3.6
Jul-93                 2.8               3.6
Aug-93                 2.8               3.6
Sep-93                 2.8               3.6
Oct-93                 2.8               3.6
Nov-93                 2.7               3.6
Dec-93                 2.8               3.5
Jan-94                 2.5               3.5
Feb-94                 2.5               3.5
Mar-94                 2.6               3.2
Apr-94                 2.4               3.2
May-94                 2.3               3.2
Jun-94                 2.5               3.2
Jul-94                 2.7               3.2
Aug-94                 2.9               3.2
Sep-94                 3                 3.2
Oct-94                 2.6               3.2
Nov-94                 2.7               3.2
Dec-94                 2.6               3
Jan-95                 2.8               3
Feb-95                 2.9               3
Mar-95                 2.9               2.9
Apr-95                 2.8               2.9
May-95                 3.1               2.9
Jun-95                 3                 2.9
Jul-95                 2.8               2.9
Aug-95                 2.6               2.9
Sep-95                 2.5               2.7
Oct-95                 2.8               2.7
Nov-95                 2.6               2.7
Dec-95                 2.6               2.8
Jan-96                 2.7               2.8
Feb-96                 2.7               2.8
Mar-96                 2.9               2.8
Apr-96                 2.8               2.8
May-96                 2.9               2.8
Jun-96                 2.8               2.9
Jul-96                 2.9               2.9
Aug-96                 2.8               2.9
Sep-96                 3                 2.8
Oct-96                 3                 2.8
Nov-96                 3.2               2.8
Dec-96                 3.2               2.9
Jan-97                 3                 2.9
Feb-97                 3                 2.9
Mar-97                 2.8               2.9
Apr-97                 2.5               2.9
May-97                 2.2               2.9
Jun-97                 2.3               2.8
Jul-97                 2.2               2.8
Aug-97                 2.2               2.8
Sep-97                 2.2               3
Oct-97                 2.1               3
Nov-97                 1.9               3
Dec-97                 1.7               3.3
Jan-98                 1.6               3.3
Feb-98                 1.4               3.3
Mar-98                 1.4               3.3
Apr-98                 1.5               3.3
May-98                 1.7               3.3
Jun-98                 1.6               3.5
Jul-98                 1.7               3.5
Aug-98                 1.7               3.5
Sep-98                 1.4               3.7
Oct-98                 1.4               3.7
Nov-98                 1.5               3.7
Dec-98                 1.6               3.4
Jan-99                 1.7               3.4
Feb-99                 1.7               3.4
Mar-99                 1.8               3
Apr-99                 2.3               3
May-99                 2.1               3
Jun-99                 2                 3.2
Jul-99                 2.1               3.2
Aug-99                 2.3               3.2
Sep-99                 2.6               3.1
Oct-99                 2.6               3.1
Nov-99                 2.6               3.1
Dec-99                 2.7               3.4
Jan-00                 2.7               3.4
Feb-00                 3.2               3.4
Mar-00                 3.8               4.3
Apr-00                 3.1               4.3
May-00                 3.2               4.3
Jun-00                 3.7               4.4
Jul-00                 3.7               4.4
Aug-00                 3.4               4.4
Sep-00                 3.5               4.3
Oct-00                 3.4

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.
Data source: Bloomberg L.P.
4
fell. Although these events were comparatively unusual, their net effect on performance was generally positive for bond investments.


LOOKING AHEAD: GROWTH MAY CONTINUE,
BUT RATE MAY SLOW.

Through its aggressive tightening of short-term interest rates in late 1999 and the first half of 2000, the Fed has sought to slow the economy to a "soft landing" -- a growth rate that is high enough to avoid recession but not so high as to tempt inflation.

Recent evidence indicates that economic growth has indeed slowed from its torrid pace of the first half of 2000.


[PHOTO OF PEOPLE SHOPPING]


The question remains whether the slowdown is only a temporary condition prompted by a build-up of manufacturing inventories or is the "soft landing" desired by the Fed.

Factors to watch may include consumer spending and employer competition for workers. If the slowdown is the desired "soft landing," we would expect to see a slackening in one or both of these factors.


The consensus among economists is that the U.S. economy appears poised for continued growth, albeit at lower rates than those of the past few years.

Source: Schwab.


S&P 500(R) PRICE/EARNINGS RATIO (P/E)
Dollar-weighted average P/E for all stocks in the index

Despite the recent downturn in stocks, the P/E ratio of the S&P 500 ended the report period at 25.6, a level still significantly above the 30-year average of 15.8.

                  S&P 500 PE Ratio         30 Avrge
                  ----------------         --------
Sep-90                 14.34                15.8
Oct-90                 14.67                15.8
Nov-90                 14.65                15.8
Dec-90                 15.28                15.8
Jan-91                 15.55                15.8
Feb-91                 16.87                15.8
Mar-91                 17.56                15.8
Apr-91                 17.77                15.8
May-91                 18.23                15.8
Jun-91                 17.7                 15.8
Jul-91                 18.37                15.8
Aug-91                 20.35                15.8
Sep-91                 19.98                15.8
Oct-91                 20.37                15.8
Nov-91                 20.99                15.8
Dec-91                 22.89                15.8
Jan-92                 23.03                15.8
Feb-92                 25.78                15.8
Mar-92                 25.51                15.8
Apr-92                 26.03                15.8
May-92                 25.22                15.8
Jun-92                 25.23                15.8
Jul-92                 26.08                15.8
Aug-92                 24.22                15.8
Sep-92                 24.7                 15.8
Oct-92                 24.64                15.8
Nov-92                 23.8                 15.8
Dec-92                 24.31                15.8
Jan-93                 24.29                15.8
Feb-93                 24.44                15.8
Mar-93                 23.48                15.8
Apr-93                 22.92                15.8
May-93                 22.96                15.8
Jun-93                 22.9                 15.8
Jul-93                 22.91                15.8
Aug-93                 24.21                15.8
Sep-93                 23.77                15.8
Oct-93                 24.04                15.8
Nov-93                 22.52                15.8
Dec-93                 22.95                15.8
Jan-94                 22.98                15.8
Feb-94                 21.17                15.8
Mar-94                 20.34                15.8
Apr-94                 20.1                 15.8
May-94                 20.16                15.8
Jun-94                 19.77                15.8
Jul-94                 18.63                15.8
Aug-94                 18.91                15.8
Sep-94                 18.32                15.8
Oct-94                 17.51                15.8
Nov-94                 16.56                15.8
Dec-94                 16.98                15.8
Jan-95                 16.05                15.8
Feb-95                 16.22                15.8
Mar-95                 16.47                15.8
Apr-95                 16                   15.8
May-95                 16.45                15.8
Jun-95                 16.77                15.8
Jul-95                 16.61                15.8
Aug-95                 16.18                15.8
Sep-95                 16.85                15.8
Oct-95                 16.18                15.8
Nov-95                 17.86                15.8
Dec-95                 17.41                15.8
Jan-96                 18.29                15.8
Feb-96                 18.57                15.8
Mar-96                 18.94                15.8
Apr-96                 19.16                15.8
May-96                 19.48                15.8
Jun-96                 19.3                 15.8
Jul-96                 18.31                15.8
Aug-96                 18.62                15.8
Sep-96                 19.73                15.8
Oct-96                 19.59                15.8
Nov-96                 21.06                15.8
Dec-96                 20.77                15.8
Jan-97                 20.52                15.8
Feb-97                 20.95                15.8
Mar-97                 19.87                15.8
Apr-97                 20.23                15.8
May-97                 21.45                15.8
Jun-97                 22.44                15.8
Jul-97                 23.99                15.8
Aug-97                 22.74                15.8
Sep-97                 24                   15.8
Oct-97                 22.84                15.8
Nov-97                 24.12                15.8
Dec-97                 24.53                15.8
Jan-98                 25.03                15.8
Feb-98                 26.49                15.8
Mar-98                 27.98                15.8
Apr-98                 26.69                15.8
May-98                 26.15                15.8
Jun-98                 27.27                15.8
Jul-98                 26.94                15.8
Aug-98                 22.9                 15.8
Sep-98                 24.35                15.8
Oct-98                 28.07                15.8
Nov-98                 30.31                15.8
Dec-98                 32.15                15.8
Jan-99                 33.9                 15.8
Feb-99                 32.64                15.8
Mar-99                 33.92                15.8
Apr-99                 33.9                 15.8
May-99                 32.74                15.8
Jun-99                 34.7                 15.8
Jul-99                 31.31                15.8
Aug-99                 31.21                15.8
Sep-99                 30.39                15.8
Oct-99                 30.41                15.8
Nov-99                 30.65                15.8
Dec-99                 32.53                15.8
Jan-00                 29.78                15.8
Feb-00                 28.59                15.8
Mar-00                 31.5                 15.8
Apr-00                 29.41                15.8
May-00                 28.82                15.8
Jun-00                 29.31                15.8
Jul-00                 28.94                15.8
Aug-00                 30.35                15.8
Sep-00                 28.64                15.8
Oct-00                 25.6                 15.8

P/E is stock price divided by earnings per share (for one company or, as here, an entire index). P/E indicates the value that investors have placed on a stock, or group of them. When index P/E is well above its long-term average, it shows high investor confidence about future earnings growth. It also can mean that if confidence wanes, there could be a substantial drop in stock prices.


Data Source: Bloomberg L.P.


STOCK MARKETS OF SELECTED COUNTRIES
Four best-performing and four worst-performing countries in the MSCI-EAFE(R) Index during the report period.

While foreign stocks rose 11.8% when measured in their local currencies, a rising U.S. dollar changed that into a -2.9% return for American investors.


Finland                                                      25.54
Denmark                                                      16.93
Norway                                                       14.06
Italy                                                        11.77
MSCI-EAFE Index                                               -2.9
Ireland                                                     -13.08
Austria                                                     -13.92
Belgium                                                     -17.75
New Zealand                                                 -29.06


The MSCI Europe, Australasia and Far East (EAFE) Index includes 19 non-U.S. countries with major stock markets. In any report period, the gap between the best and worst performers may be substantial. Similarly, a country's performance may vary widely from period to period, although it's possible for a country to perform above or below average for an extended time.



Data Source: Bloomberg L.P.
                                                                               5

INSTITUTIONAL SELECT(TM) S&P 500 Fund
FUND PERFORMANCE

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 10/31/00

                                                                SINCE INCEPTION
                                              ONE YEAR             (2/1/99)
-------------------------------------------------------------------------------
INSTITUTIONAL SELECT S&P 500 Fund 1             5.86%               7.62%
S&P 500(R) Index                                6.09%               7.83%
Index Tracking Differential                    (0.23%)             (0.21%)

The Index Tracking Differential represents the difference between the returns of the S&P 500 Index and the Institutional Select S&P 500 Fund. This tracking differential arises due to several factors. For example, unlike the index, the fund has operating expenses and incurs trading costs when it buys or sells securities. The fund also may hold non-index securities that can produce either higher or lower returns than their index counterparts. Furthermore, unlike the index, the fund holds a portion of its assets in cash.

 1 A portion of the fund's expenses was reduced during the reporting period. Without such reductions, the fund's returns would have been lower.

    The index is unmanaged and you cannot invest in it directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

            [GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT LINE GRAPH]


                          Institutional
                      Select(TM) S&P 500 Fund                     S&P 500 Index
     2/1/99                  10000                                   10000
    2/28/99                   9680                                    9689
    3/31/99                  10070                                   10077
    4/30/99                  10460                                   10467
    5/31/99                  10200                                   10220
    6/30/99                  10770                                   10787
    7/31/99                  10440                                   10450
    8/31/99                  10380                                   10398
    9/30/99                  10100                                   10113
   10/31/99                  10740                                   10753
   11/30/99                  10950                                   10972
   12/31/99                  11602                                   11618
    1/31/00                  11016                                   11035
    2/29/00                  10804                                   10826
    3/31/00                  11864                                   11885
    4/30/99                  11501                                   11527
    5/31/00                  11259                                   11291
    6/30/00                  11541                                   11569
    7/31/00                  11360                                   11389
    8/31/00                  12066                                   12096
    9/30/00                  11420                                   11458
   10/31/00                  11370                                   11410

The above graph compares the growth of a hypothetical $10,000 investment in the Institutional Select(TM) S&P 500 Fund, made at its inception, to a similar investment in the S&P 500(R) Index. A detailed analysis of the performance of the fund is provided in the Fund Discussion section later in this report.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the fund. Investors cannot invest in an index directly.

NET ASSETS
-------------------------------------------------------------------------------
Total net assets as of 10/31/99 ($M)                                     $238
-------------------------------------------------------------------------------
Total net assets as of 10/31/00 ($M)                                     $382
-------------------------------------------------------------------------------
Percentage growth from 10/31/99 to 10/31/00                                61%
-------------------------------------------------------------------------------

INSTITUTIONAL SELECT(TM) S&P 500 Fund
PORTFOLIO SNAPSHOT


The Institutional Select S&P 500 Fund (the fund) seeks high total return by tracking the performance of the S&P 500(R) Index. To pursue its goal, the fund invests primarily in stocks included in the S&P 500 Index, a widely recognized, unmanaged index comprised of 500 mainly large-cap stocks selected by Standard & Poor's(R). As of October 31, 2000, the aggregate market capitalization of the S&P 500 Index represented approximately 79% of the total value of the U.S. stock market.* Common stocks of the 50 largest companies in the S&P 500 Index accounted for approximately 57% of the index.* Standard & Poor's rebalances the index periodically and with no set schedule.

The information below, and on the following page, provides a snapshot of the fund's characteristics as of October 31, 2000, and is not indicative of its composition after that date. The terms used below are defined in the Glossary. A complete list of securities in the fund's portfolio as of October 31, 2000 is provided in the Schedule of Investments later in this report.

FUND FACTS

                                          INSTITUTIONAL SELECT       PEER GROUP
                                             S&P 500 Fund**           Average+
-------------------------------------------------------------------------------
Number of Issues                                 502                     137
-------------------------------------------------------------------------------
Median Market Cap ($M)                       $72,161                 $56,749
-------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                      30.3                    34.3
-------------------------------------------------------------------------------
Price/Book (P/B) Ratio                           7.1                     8.7
-------------------------------------------------------------------------------
12-Month Yield                                  0.79%+                  0.45%
-------------------------------------------------------------------------------
Portfolio Turnover Rate                            6%                     98%
-------------------------------------------------------------------------------
Three-Year Beta                                   --                      --
-------------------------------------------------------------------------------
Expense Ratio                                   0.15%***                1.34%
-------------------------------------------------------------------------------


* Source: Wilshire Associates. The U.S. stock market as represented by the Wilshire 5000 Index.

** Compiled by Charles Schwab & Co., Inc. (Schwab). This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the fund.

*** Reflects a voluntary reduction by the Charles Schwab Investment
    Management, Inc. (CSIM) and Schwab, which is guaranteed through at least 12/31/05 (excluding interest, taxes and certain non-routine expenses). The actual expense ratio during the report period was 0.01% higher due to certain non-routine expenses.

+ Source: Morningstar, Inc. The peer group average is based on 2,620 large-cap funds as tracked by Morningstar as of 10/31/00.

                        PORTFOLIO COMPOSITION BY INDUSTRY
                                 AS OF 10/31/00


                 [PORTFOLIO COMPOSITION BY INDUSTRY PIE CHART]

Other                                        26.1%
Business Machines and Software               14.8%
Healthcare/Drugs and Medicine                11.4%
Electronics                                   9.0%
Miscellaneous Finance                         6.6%
Telephone                                     6.2%
Business Services                             5.8%
Producer Goods and Manufacturing              5.6%
Banks                                         5.2%
Retail                                        5.1%
Oil - International                           4.2%


                         EQUITY INVESTMENT STYLE BOX 1
                                 AS OF 10/31/00

VALUE     BLEND      GROWTH

            X                 LARGE

                              MEDIUM

                              SMALL

                         [EQUITY INVESTMENT STYLE BOX]


TOP TEN HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS 2
-------------------------------------------------------------------------------
General Electric Co.                                                       4.3%
-------------------------------------------------------------------------------
Cisco Systems, Inc.                                                        3.0%
-------------------------------------------------------------------------------
Microsoft Corp.                                                            2.9%
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          2.5%
-------------------------------------------------------------------------------
Intel Corp.                                                                2.4%
-------------------------------------------------------------------------------
Pfizer, Inc.                                                               2.2%
-------------------------------------------------------------------------------
Citigroup, Inc.                                                            1.9%
-------------------------------------------------------------------------------
American International Group, Inc.                                         1.8%
-------------------------------------------------------------------------------
Merck & Co., Inc.                                                          1.7%
-------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                      1.6%
-------------------------------------------------------------------------------
Total                                                                     24.3%
-------------------------------------------------------------------------------

1 Source: Morningstar, Inc. The style box illustrates the composition of the fund's portfolio as of 10/31/00. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the fund's P/E and P/B ratios relative to the S&P 500(R) Index, as well as the size of the companies in which it invests, or median market capitalization.

2 Nothing in this report represents a recommendation of a security by Charles Schwab Investment Management, Inc. (CSIM). Portfolio holdings may have changed since the report date.

INSTITUTIONAL SELECT(TM) LARGE-CAP VALUE INDEX FUND
FUND PERFORMANCE

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 10/31/00

                                                                Since Inception
                                                     One Year         (2/1/99)
-------------------------------------------------------------------------------
INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND 1      9.48%           9.36%
-------------------------------------------------------------------------------
S&P 500/BARRA Value Index                              9.68%           9.66%
-------------------------------------------------------------------------------
Index Tracking Differential                           (0.20%)         (0.30%)
-------------------------------------------------------------------------------

The difference between the total returns of the S&P 500/BARRA Value Index and the Institutional Select Large-Cap Value Index Fund is often referred to as the "index tracking differential." See page 6 for a more detailed explanation of this term.

1 A portion of the fund's expenses was reduced during the reporting period. Without such reductions, the fund's returns would have been lower.

         The index is unmanaged and you cannot invest in it directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

            [GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT LINE GRAPH]


                       Institutional Select(TM)
                       Large-Cap Value Index Fund      S&P 500/BARRA Value Index
                       --------------------------      -------------------------
     2/1/99                  10000                             10000
    2/28/99                   9780                              9785
    3/31/99                  10080                             10081
    4/30/99                  10930                             10950
    5/31/99                  10730                             10756
    6/30/99                  11140                             11169
    7/31/99                  10790                             10826
    8/31/99                  10520                             10553
    9/30/99                  10110                             10140
   10/31/99                  10680                             10712
   11/30/99                  10620                             10649
   12/31/99                  11008                             11049
    1/31/00                  10650                             10698
    2/29/00                   9996                             10030
    3/31/00                  11039                             11076
    4/30/00                  10957                             11001
    5/30/00                  10988                             11036
    6/30/00                  10548                             10600
    7/31/00                  10763                             10812
    8/31/00                  11489                             11537
    9/30/00                  11478                             11535
   10/31/00                  11693                             11751


The above graph compares the growth of a hypothetical $10,000 investment in the Institutional Select Large-Cap Value Index Fund, made at its inception, to a similar investment in the S&P 500/BARRA Value Index. A detailed analysis of the performance of the fund is provided in the Fund Discussion section later in this report.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the fund. Investors cannot invest in an index directly.

NET ASSETS
------------------------------------------------------------------------------
Total net assets as of 10/31/99 ($M)                                    $71
-------------------------------------------------------------------------------
Total net assets as of 10/31/00 ($M)                                   $129
-------------------------------------------------------------------------------
Percentage growth from 10/31/99 to 10/31/00                              82%
-------------------------------------------------------------------------------

INSTITUTIONAL SELECT(TM) LARGE-CAP VALUE INDEX FUND
PORTFOLIO SNAPSHOT


The Institutional Select Large-Cap Value Index Fund (the fund) seeks high total return by tracking the performance of the S&P 500/BARRA Value Index. To pursue its goal, the fund invests primarily in stocks included in the S&P/BARRA Value Index, a widely recognized index comprised of those stocks from the S&P 500(R) Index determined by BARRA, Inc. and Standard & Poor's(R) to be "value" stocks. The total value of the index (as measured by the combined market capitalization of the companies included in the index) is approximately half the total value of the S&P 500(R) Index. Companies with the highest price/book ratios may be included in the index. BARRA, Inc., and Standard & Poor's rebalance the index at least twice a year.

The information below, and on the following page, provides a snapshot of the fund's characteristics as of October 31, 2000, and is not indicative of its composition after that date. The terms as used below are defined in the Glossary. A complete list of securities in the fund's portfolio as of October 31, 2000 is provided in the Schedule of Investments later in this report.

FUND FACTS

                                Institutional Select Large-Cap      Peer Group
                                    Value Index Fund*                Average+
-------------------------------------------------------------------------------
Number of Issues                          394                          137
-------------------------------------------------------------------------------
Median Market Cap ($M)                $31,609                      $56,749
-------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio               23.5                         34.3
-------------------------------------------------------------------------------
Price/Book (P/B) Ratio                    3.5                          8.7
-------------------------------------------------------------------------------
12-Month Yield                           0.94%+                       0.45%
-------------------------------------------------------------------------------
Portfolio Turnover Rate                    27%                          98%
-------------------------------------------------------------------------------
Three-Year Beta                            --                           --
-------------------------------------------------------------------------------
Expense Ratio                            0.25%**                      1.34%
-------------------------------------------------------------------------------

* Compiled by Charles Schwab & Co., Inc. (Schwab). This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the fund.

** Reflects a voluntary reduction by Charles Schwab Investment Management, Inc. (CSIM) and Schwab, which is guaranteed through at least 12/31/05 (excluding interest, taxes and certain non-routine expenses). The actual expense ratio during the report period was 0.01% higher due to certain non-routine expenses.

+ Source: Morningstar, Inc. The peer group average is based on 2,620 large-cap funds as tracked by Morningstar as of 10/31/00.

                       PORTFOLIO COMPOSITION BY INDUSTRY
                                 AS OF 10/31/00


                 [PORTFOLIO COMPOSITION BY INDUSTRY PIE CHART]

Other                                                                       30.3%
Miscellaneous Finance                                                       12.3%
Telephone                                                                   10.6%
Banks                                                                       10.2%
Oil-International                                                            8.3%
Insurance                                                                    7.5%
Utilities-Energy and Gas                                                     6.4%
Business Machines and Software                                               3.7%
Retail                                                                       3.7%
Media                                                                        3.5%
Chemical                                                                     3.5%


                         EQUITY INVESTMENT STYLE BOX 1
                                 AS OF 10/31/00

VALUE     BLEND      GROWTH

  X                           LARGE

                              MEDIUM

                              SMALL

                         [EQUITY INVESTMENT STYLE BOX]

TOP TEN HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS 2
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                                         4.9%
-------------------------------------------------------------------------------
Citigroup, Inc.                                                           3.8%
-------------------------------------------------------------------------------
American International Group, Inc.                                        3.6%
-------------------------------------------------------------------------------
SBC Communications, Inc.                                                  3.1%
-------------------------------------------------------------------------------
Verizon Communications                                                    2.5%
-------------------------------------------------------------------------------
Royal Dutch Petroleum Co. - Sponsored ADR                                 2.0%
-------------------------------------------------------------------------------
Tyco International Ltd.                                                   1.6%
-------------------------------------------------------------------------------
Proctor & Gamble Co.                                                      1.5%
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                                       1.5%
-------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                          1.4%
-------------------------------------------------------------------------------
Total                                                                    25.9%
-------------------------------------------------------------------------------


1 Source: Morningstar, Inc. The style box illustrates the composition of the fund's portfolio as of 10/31/00. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the fund's P/E and P/B ratios relative to the S&P 500(R) Index, as well as the size of the companies in which it invests, or median market capitalization.

2 Nothing in this report represents a recommendation of a security by Charles Schwab Investment Management, Inc. (CSIM). Portfolio holdings may have changed since the report date.

INSTITUTIONAL SELECT(TM) SMALL-CAP VALUE INDEX FUND
FUND PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 10/31/00

                                                                SINCE INCEPTION
                                                     ONE YEAR       (2/1/99)
-------------------------------------------------------------------------------
INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND 1     19.42%         9.99%
-------------------------------------------------------------------------------
S&P Small-Cap 600/BARRA Value Index                   19.13%        10.04%
-------------------------------------------------------------------------------
Index Tracking Differential                            0.29%        (0.05%)
-------------------------------------------------------------------------------


The difference between the total returns of the S&P Small-Cap 600/BARRA Value Index and the Institutional Select Small-Cap Value Index Fund is often referred to as the "index tracking differential." See page 6 for a more detailed explanation of this term.

1 A portion of the fund's expenses was reduced during the reporting period. Without such reductions, the fund's returns would have been lower.

         The index is unmanaged and you cannot invest in it directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT


            [GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT LINE GRAPH]

                        Institutional Select(TM)
                     Small-Cap Value Index Fund        S&P 600/BARRA Value Index
                     --------------------------        -------------------------
     2/1/99                    10000                              10000
    2/28/99                     9170                               9186
    3/31/99                     9130                               9150
    4/30/99                     9920                               9947
    5/31/99                    10310                              10345
    6/30/99                    10930                              10973
    7/31/99                    10760                              10802
    8/31/99                    10310                              10349
    9/30/99                    10120                              10159
   10/31/99                     9890                               9924
   11/30/99                    10120                              10147
   12/31/99                    10411                              10425
    1/31/00                     9886                               9891
    2/29/00                    10338                              10338
    3/31/00                    10716                              10720
    4/30/99                    10801                              10795
    5/31/00                    10611                              10619
    6/30/00                    10916                              10923
    7/31/00                    11127                              11139
    8/31/00                    11789                              11789
    9/30/00                    11747                              11765
   10/31/00                    11810                              11823


The above graph compares the growth of a hypothetical $10,000 investment in the Institutional Select Small-Cap Value Index Fund, made at its inception, to a similar investment in the S&P Small-Cap 600/BARRA Value Index. A detailed analysis of the performance of the fund is provided in the Fund Discussion section later in this report.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the fund. Investors cannot invest in an index directly.

NET ASSETS
------------------------------------------------------------------------------
Total net assets as of 10/31/99 ($M)                                     $32
-------------------------------------------------------------------------------
Total net assets as of 10/31/00 ($M)                                     $39
-------------------------------------------------------------------------------
Percentage growth from 10/31/99 to 10/31/00                               22%
-------------------------------------------------------------------------------

INSTITUTIONAL SELECT(TM) SMALL-CAP VALUE INDEX FUND
PORTFOLIO SNAPSHOT

The Institutional Select Small-Cap Value Index Fund (the fund) seeks high total return by tracking the performance of the S&P SmallCap 600/BARRA Value Index. To pursue its goal, the fund invests in stocks included in the S&P SmallCap 600/BARRA Value Index, a widely recognized index composed of those stocks within the S&P SmallCap 600 Index determined by BARRA, Inc. and Standard & Poor's(R) to be "value" stocks. The total value of the index (as measured by the combined market capitalization of the companies included in the index) is approximately half the total value of the S&P SmallCap 600 Index. The companies with the highest price/book ratios may be included in the index. BARRA, Inc. and Standard & Poor's rebalance the index at least twice a year.

The information below, and on the following page, provides a snapshot of the fund's characteristics as of October 31, 2000, and is not indicative of its composition after that date. The terms used below are defined in the Glossary. A complete list of the securities in the fund's portfolio as of October 31, 2000 is provided in the Schedule of Investments later in this report.

FUND FACTS

                              INSTITUTIONAL SELECT SMALL-CAP      PEER GROUP
                                    VALUE INDEX FUND*              AVERAGE+
-------------------------------------------------------------------------------
Number of Issues                           424                        181
-------------------------------------------------------------------------------
Median Market Cap ($M)                    $533                     $1,256
-------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                16.9                       27.7
-------------------------------------------------------------------------------
Price/Book (P/B) Ratio                     2.1                        5.5
-------------------------------------------------------------------------------
12-Month Yield                            0.83%                      0.22%
-------------------------------------------------------------------------------
Portfolio Turnover Rate                     71%                       105%
-------------------------------------------------------------------------------
Three-Year Beta                             --                         --
-------------------------------------------------------------------------------
Expense Ratio                             0.32%**                    1.55%
-------------------------------------------------------------------------------

* Compiled by Charles Schwab & Co., Inc. (Schwab). This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the fund.

**       The Investment adviser, Charles Schwab Investment Management, Inc.
         (CSIM) and Schwab guarantees, through at least 12/31/05, that the operating expense ratio (excluding interest, taxes and certain non-routine expenses) will not exceed 0.32%. However, the fund's actual expense ratio for the report period, including certain non-routine expenses, was 0.28%.

+ Source: Morningstar, Inc. The peer group average is based on 892 small-cap funds as tracked by Morningstar as of 10/31/00.

                        PORTFOLIO COMPOSITION BY INDUSTRY
                                 AS OF 10/31/00


                 [PORTFOLIO COMPOSITION BY INDUSTRY PIE CHART]

Other                                                                     33.9%
Miscellaneous Finance                                                      9.3%
Business Services                                                          9.0%
Healthcare/Drugs & Medicine                                                8.0%
Banks                                                                      7.3%
Electronics                                                                6.6%
Producer Goods & Manufacturing                                             6.6%
Utilities-Energy & Gas                                                     6.5%
Food & Agriculture                                                         4.6%
Retail                                                                     4.5%
Construction                                                               3.7%




                         EQUITY INVESTMENT STYLE BOX 1
                                 AS OF 10/31/00

VALUE     BLEND      GROWTH

                              LARGE

                              MEDIUM

  X                           SMALL


                         [EQUITY INVESTMENT STYLE BOX]


TOP TEN HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS 2
-------------------------------------------------------------------------------
Radian Group, Inc.                                                         1.3%
-------------------------------------------------------------------------------
Universal Health Services, Class B                                         1.2%
-------------------------------------------------------------------------------
Cerner Corp.                                                               1.0%
-------------------------------------------------------------------------------
AmeriCredit Corp.                                                          1.0%
-------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                                 0.9%
-------------------------------------------------------------------------------
Pride International, Inc.                                                  0.8%
-------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                          0.8%
-------------------------------------------------------------------------------
Harmon International Industries, Inc.                                      0.8%
-------------------------------------------------------------------------------
Smithfield Foods, Inc.                                                     0.8%
-------------------------------------------------------------------------------
Shaw Group, Inc.                                                           0.8%
-------------------------------------------------------------------------------
Total                                                                      9.4%
-------------------------------------------------------------------------------

1 Source: Morningstar, Inc. The style box illustrates the composition of the fund's portfolio as of 10/31/00. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the fund's P/E and P/B ratios relative to the S&P 500(R) Index, as well as the size of the companies in which it invests, or median market capitalization.

2 Nothing in this report represents a recommendation of a security by Charles Schwab Investment Management, Inc. (CSIM). Portfolio holdings may have changed since the report date.

PORTFOLIO MANAGEMENT


PORTFOLIO MANAGEMENT TEAM

GERI HOM -- vice president and senior portfolio manager, has overall responsibility for the management of the Institutional Select(TM) Funds, including day-to-day management responsibilities for the Institutional Select S&P 500 Fund. Geri also manages all of the Schwab Equity Index Funds, the Schwab Analytics Fund(R) and the Schwab Focus Funds and she co-manages the Schwab MarketTrack Portfolios(R). Prior to joining CSIM in March 1995, Geri was a principal for Wells Fargo Nikko Investment Advisors and vice president and manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

LARRY MANO -- director and portfolio manager, has day-to-day portfolio management responsibilities for the Institutional Select Large-Cap Value Index Fund and the Institutional Select Small-Cap Value Index Fund. Prior to joining CSIM in November 1998, he worked for 20 years in equity index management, most recently at Wilshire Associates, Inc.

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM


INSTITUTIONAL SELECT FUNDS


Q. HOW DID THE FUNDS PERFORM DURING THE REPORTING PERIOD?

A. As discussed in the Market Overview section of this report, large-cap stocks, as represented by the S&P 500 Index, relinquished their five-year hold as being the strongest performing asset class to small-cap stocks. Accordingly, the Institutional Select Small-Cap Value Index Fund had the best performance of the three funds for the reporting period.

By following an indexing strategy, the funds may also be able to help investors keep more of their return on an after-tax basis. Because the composition of an index tends to be comparatively stable, index funds historically have shown lower portfolio turnover compared to actively managed funds. 1


                                            ONE YEAR RETURNS           % LOST
                                        BEFORE TAX    AFTER TAX*      TO TAXES
------------------------------------------------------------------------------
INSTITUTIONAL SELECT S&P 500                5.86%       5.47%           6.66%
FUND
-------------------------------------------------------------------------------
Average Large-Cap Fund 1                   10.61%       8.81%          16.97%
-------------------------------------------------------------------------------


                                            ONE YEAR RETURNS:          % LOST
                                        BEFORE TAX    AFTER TAX*      TO TAXES
------------------------------------------------------------------------------
INSTITUTIONAL SELECT LARGE-CAP             9.48%        8.55%           9.81%
VALUE INDEX FUND
-------------------------------------------------------------------------------

Average Large-Cap                          7.59%        5.47%          27.93%
Value Fund 1
-------------------------------------------------------------------------------


                                            ONE YEAR RETURNS:          % LOST
                                        BEFORE TAX    AFTER TAX*      TO TAXES
------------------------------------------------------------------------------
INSTITUTIONAL SELECT SMALL-CAP            19.42%        17.09%         12.00%
VALUE INDEX FUND
-------------------------------------------------------------------------------
Average Small-Cap                         19.94%        18.98%          4.81%
Value Fund 1
-------------------------------------------------------------------------------

1 Source: Morningstar, Inc. As of 10/31/00, the Large-Cap, Large-Cap Value, and Small-Cap Value Fund categories respectively contained 2,620, 727 and 221 funds with track records of at least one-year.

* After-tax returns assume the maximum federal income tax rate of 39.60% on dividends and 20% on capital gains distributions. Tax rates vary and may be higher or lower than those shown. State and local taxes have not been considered. After-tax returns are not applicable to shares held in tax-deferred accounts such as IRAs and 401ks. Past performance doesn't indicate future results. These after-tax returns do not reflect any taxes you may have to pay as a result of selling your shares. All after tax return information provided by Morningstar, Inc.

FUND DISCUSSION CONTINUED

Q. CAN YOU PROVIDE SOME HISTORICAL PERSPECTIVE ON VALUE STOCK RETURNS COMPARED TO GROWTH STOCK RETURNS?

A. Schwab Center for Investment Research (SCIR) found that value stocks historically have shown much less volatility than growth stocks. Whether looking at the past 10, 15 or 20 years, value stocks exhibited only three-quarters of the volatility of growth stocks. Volatility was measured by the annualized standard deviation of monthly total returns for each index.

On the return side, the data is less definitive. Although value stock returns have outperformed growth stock returns for the period from 1975 through 1998, there have been periods within that timeframe during which growth stocks have performed better than value stocks and vice versa. These shifting results are driven by the fact that value and growth stocks have tended to take turns leading the market and these "performance cycles" have varied in length and magnitude, as shown by the second graph below. Depending on which time period you consider, growth may have looked better than value and vice versa, although the value cycles tended to be longer. Although these cycles may not be entirely random, predicting them is difficult.


              [GROWTH OF A HYPOTHETICAL $1 INVESTMENT LINE GRAPH]

                   S&P/BARRA 500 Growth Index          S&P/BARRA 500 Value Index
                   --------------------------          -------------------------
   1974                             1                                  1
   1975                          1.32                               1.43
   1976                           1.5                               1.93
   1977                          1.32                               1.88
   1978                          1.41                                  2
   1979                          1.63                               2.42
   1980                          2.28                                  3
   1981                          2.05                                  3
   1982                          2.51                               3.63
   1983                          2.91                               4.68
   1984                          2.98                               5.17
   1985                          3.97                                6.7
   1986                          4.55                               8.15
   1987                          4.85                               8.45
   1988                          5.43                              10.28
   1989                           7.4                              12.97
   1990                          7.42                              12.08
   1991                         10.26                              14.81
   1992                         10.78                              16.37
   1993                         10.96                              19.41
   1994                          11.3                              19.29
   1995                         15.61                              26.42
   1996                         19.36                              32.23
   1997                         26.43                               41.9
   1998                         37.57                              48.04
   1999                         48.18                              54.16

               [VALUE AND GROWTH RELATIVE PERFORMANCE BAR CHART]

                    Growth Relative Performance       Value Relative Performance
                    ---------------------------       --------------------------
   1975                                                             11.66
                                                                    21.09
                                                                     9.25
                                    -0.63
                                                                     5.45
   1980                            -15.82
                                                                     9.83
                                    -0.99
                                                                    12.65
                                                                     8.18
   1985                             -3.64
                                                                     7.17
                                    -2.82
                                                                     9.73
                                   -10.27
   1990                             -7.05
                                   -15.81
                                                                     5.46
                                                                    16.92
                                    -3.77
   1995                             -1.13
                                    -1.98
                                    -6.53
                                   -27.48
   1999                            -15.52



Q. HOW ARE THE S&P/BARRA Value Indices constructed?

A. The S&P 500/BARRA Value Index, and its counterpart, the S&P 500/BARRA Growth Index, are based on methodology developed by 1990 Nobel Laureate William F. Sharpe, who determined that dividing S&P 500 stocks into growth and value indices can account for 90% of the monthly variation in return. Stocks from the S&P 500 Index are divided into value and growth indices based on book value relative to price.

THE S&P 500/BARRA VALUE INDEX -- The S&P 500/BARRA Value Index is a widely recognized index designed to reflect the performance of large capitalization "value stocks." The index includes those S&P 500 Index stocks with generally higher price-to-book ratios, and is rebalanced semiannually. Its market capitalization is about half the market capitalization of the S&P 500 Index. Conceptually speaking, the index is constructed by first ranking all S&P 500 stocks by their price-to-book ratios. Then the stocks with higher price-to-book ratios are placed in the S&P/BARRA Value Index until the index represents about half of the total market capitalization of the S&P 500 Index.

THE S&P SMALLCAP 600/BARRA VALUE INDEX -- The S&P SmallCap 600/BARRA Value Index is a widely recognized index designed to reflect the performance of small capitalization "value stocks." The index includes those S&P Small Cap 600 Index stocks with generally higher price-to-book ratios, and is rebalanced semiannually. (The S&P Small Cap 600 Index is composed of stocks selected by Standard & Poor's(R) to reflect the performance of U.S. small capitalization stocks.) Its market capitalization is about half the market capitalization of the S&P Small Cap 600 Index. Conceptually speaking, the index is constructed by first ranking all S&P 500 stocks by their price-to-book ratios. Then the stocks with higher price-to-book ratios are placed in the S&P Small Cap 600/BARRA Value Index until the Index represents about half of the total market capitalization of the S&P Small Cap 600 Index.

GLOSSARY

ASSET ALLOCATION -- The division of holdings among different types of assets, such as domestic stocks, international stocks, bonds and cash equivalent securities.

BETA -- A measure of a stock's volatility relative to the overall stock market. The beta of the S&P 500(R) Index is 1. Any investment that is more volatile than the market as a whole has a beta value higher than 1. If the beta is less than 1, the investment is considered to be less volatile than the market.

CAPITAL GAIN (LOSS) -- When a stock is sold for a profit, the difference between the net sales price and its net purchase price, or cost basis, is a capital gain. If a stock is sold below cost, the difference is a capital loss.

EARNINGS GROWTH RATE -- The average annual rate of growth in earnings over the past five years for the stocks in a fund's portfolio.

EARNINGS PER SHARE (EPS) -- The net income (or earnings) of a company for the past 12 months divided by the current number of shares outstanding.

EXPENSE RATIO -- Amount, expressed as a percentage of net assets, that shareholders pay annually for mutual fund operating expenses and management fees.

MARKET CAPITALIZATION -- The dollar value of a company or the amount someone would pay to buy the company today. It is calculated by multiplying the total number of outstanding shares by the current price per share. Median market cap is the midpoint of a fund's total market capitalization, weighted by the portion of assets invested in each holding. As a result, half of the fund's holdings will have market caps above the median, and the rest below it.

NET ASSET VALUE (NAV) -- The market value of a fund share.

PRICE/BOOK (P/B) RATIO -- Compares a stock's market value with the value of total assets minus intangible assets and total liabilities (the book value). It is determined by dividing the current price of the stock by common stockholder equity per share. In evaluating stocks, comparing P/B ratios often works well in situations where price/earnings ratios do not, because the P/B ratio is stable over time and is always a positive number. P/B ratios are best used for comparisons within an industry rather than between industries, as certain industries will usually contain stocks that have all high or all low P/B ratios. For mutual funds, the P/B ratio is the weighted average of all the stocks' P/B ratios in the portfolio.

PRICE/EARNINGS (P/E) RATIO -- The ratio of a company's stock price to its earnings per share over the past year. For mutual funds, the P/E ratio is the weighted average of all the stocks' P/E ratios in the mutual fund's portfolio. The P/E is an indicator of market expectations about a company's prospects. Typically, the higher the P/E, the greater the expectations for a company's future growth. Because earnings are volatile and sometimes "negative," however, the P/E has its limitations and may fail as a measure for a significant number of stocks at any given time.

RETURN ON EQUITY -- The average annual rate of return generated by the companies a fund holds during the past five years for each dollar of shareholders' equity (net income divided by shareholders' equity).

STOCK -- A share of ownership, or equity, in a corporation.

TOTAL RETURN -- The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

TURNOVER RATE -- A measure of a fund's trading activity. Funds with higher turnover rates typically incur higher transaction costs and are more likely to distribute capital gains, which are taxable to investors.

YIELD -- The income generated by an investment, expressed as a percentage of its market value.

INSTITUTIONAL SELECT(TM) S&P 500 FUND
SCHEDULE OF INVESTMENTS
October 31, 2000

                                                            NUMBER       VALUE
                                                          OF SHARES      (000S)
                                                          ---------      ------
COMMON STOCK -- 99.8%
AEROSPACE / DEFENSE -- 1.3%
B.F. Goodrich Co.                                            3,100      $   127
Boeing Co.                                                  27,400        1,858
Crane Co.                                                    1,800           47
General Dynamics Corp.                                       6,000          429
Lockheed Martin Corp.                                       13,000          466
Northrop Grumman Corp.                                       2,200          185
Raytheon Co., Class B                                       10,300          352
Rockwell International Corp.                                 5,700          224
Textron, Inc.                                                4,300          217
TRW, Inc.                                                    3,500          147
United Technologies Corp.                                   14,300          998
                                                                        -------
                                                                          5,050
                                                                        -------
AIR TRANSPORTATION -- 0.3%
AMR Corp.+                                                   4,200          138
Delta Air Lines, Inc.                                        3,700          175
FedEx Corp.+                                                 8,400          394
Southwest Airlines Co.                                      15,000          427
U.S. Airways Group, Inc.+                                    2,000           75
                                                                        -------
                                                                          1,209
                                                                        -------
ALCOHOLIC BEVERAGES -- 0.4%
Adolph Coors Co., Class B                                    1,000           64
Anheuser-Busch Cos., Inc.                                   27,600        1,263
Brown-Forman Corp., Class B                                  2,000          122
                                                                        -------
                                                                          1,449
                                                                        -------
APPAREL -- 0.1%
Liz Claiborne, Inc.                                          1,500           64
Nike, Inc., Class B                                          8,100          323
Reebok International Ltd.+                                   1,500           32
Russell Corp.                                                1,300           21
Springs Industries, Inc., Class A                            1,000           24
VF Corp.                                                     3,300           90
                                                                        -------
                                                                            554
                                                                        -------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 1.1%
Cooper Tire & Rubber Co.                                     1,800           20
Cummins Engine Co., Inc.                                     1,200           41
Dana Corp.                                                   4,500          100
Danaher Corp.                                                4,100          259
Delphi Automotive Systems Corp.                             16,249          255
Eaton Corp.                                                  2,300          157
Ford Motor Co.+                                             56,911        1,487
General Motors Corp.                                        16,275        1,011
Genuine Parts Co.                                            5,000          107
Goodyear Tire & Rubber Co.                                   4,300           80
Harley-Davidson, Inc.                                        9,400          453
Navistar International Corp.+                                1,700           56
Visteon Corp.                                                4,569           81
                                                                        -------
                                                                          4,107
                                                                        -------
BANKS -- 5.3%
AmSouth Bancorp.                                            11,500          160
Bank of America Corp.                                       50,000        2,403
Bank of New York Co., Inc.                                  22,300        1,284
Bank One Corp.                                              35,000        1,277
BB&T Corp.                                                  12,000          382
Chase Manhattan Corp.                                       39,600        1,802
Comerica, Inc.                                               4,800          289
Fifth Third Bancorp.                                        14,150          727
First Union Corp.                                           29,500          894
Firstar Corp.                                               28,563          562
FleetBoston Financial Corp.                                 27,131        1,031
Golden West Financial Corp.                                  4,900          275
Huntington Bancshares, Inc.                                  7,183          103
J.P. Morgan & Co., Inc.                                      4,800          794
KeyCorp, Inc.                                               12,600          311
Mellon Financial Corp.                                      14,600          704
National City Corp.                                         18,300          391
Northern Trust Corp.                                         6,700          572
Old Kent Financial Corp.                                     4,080          113
PNC Financial Services Group                                 8,600          575
Providian Financial Corp.                                    4,500          468
Regions Financial Corp.                                      6,300          148
SouthTrust Corp.                                             4,900          159
State Street Corp.                                           4,700          586
Summit Bancorp.                                              5,100          191
SunTrust Banks, Inc.                                         9,200          449
Synovus Financial Corp.                                      8,100          175
U.S. Bancorp.                                               22,600          547
Union Planters Corp.                                         3,900          132
Wachovia Corp.                                               6,100          329
Wells Fargo & Co.                                           50,100        2,320
                                                                        -------
                                                                         20,153
                                                                        -------

                                                            NUMBER        VALUE
                                                          OF SHARES     (000s)
                                                          ---------     ------
BUSINESS MACHINES & SOFTWARE -- 14.8%
Adaptec, Inc.+                                              2,900      $    46
Adobe Systems, Inc.                                         8,000          608
Apple Computer, Inc.+                                       9,700          190
Autodesk, Inc.                                              1,600           35
BMC Software, Inc.+                                         7,100          144
Cabletron Systems, Inc.+                                    5,200          141
Ceridian Corp.+                                             4,100          102
Cisco Systems, Inc.+                                      215,100       11,588
Compaq Computer Corp.                                      51,300        1,560
Compuware Corp.+                                           10,900           86
Comverse Technology, Inc.+                                  5,100          570
Dell Computer Corp.+                                       78,400        2,313
EMC Corp.+                                                 66,124        5,889
Gateway, Inc.+                                             10,000          516
Hewlett-Packard Co.                                        60,200        2,796
International Business Machines Corp.                      53,500        5,270
Lexmark International Group, Inc., Class A+                 3,700          152
Microsoft Corp.+                                          159,700       10,999
NCR Corp.+                                                  2,900          125
Network Appliance, Inc.+                                    9,400        1,119
Novell, Inc.+                                               9,600           86
Novellus Systems, Inc.+                                     3,850          158
Oracle Corp.+                                             170,600        5,630
Pitney Bowes, Inc.                                          7,700          229
Seagate Technology, Inc.+                                   7,200          503
Sun Microsystems, Inc.+                                    48,400        5,366
Unisys Corp.+                                               9,400          120
Xerox Corp.                                                20,000          169
                                                                        ------
                                                                        56,510
                                                                        ------
BUSINESS SERVICES -- 6.0%
Allied Waste Industries, Inc.+                              5,400           50
America Online, Inc.+                                      69,900        3,525
Automatic Data Processing, Inc.                            19,300        1,261
Cendant Corp.+                                             21,870          262
Citrix Systems, Inc.+                                       5,400          119
Computer Associates International, Inc.                    17,600          561
Computer Sciences Corp.+                                    5,400          340
Convergys Corp.+                                            4,425          193
Deluxe Corp.                                                2,200           50
Ecolab, Inc.                                                3,700      $   145
Electronic Data Systems Corp.                              14,200          666
Equifax, Inc.                                               4,200          145
Exelon Corp.                                                9,850          592
First Data Corp.                                           12,100          606
H&R Block, Inc.                                             2,700           96
IMS Health, Inc.                                            8,800          208
Interpublic Group of Cos., Inc.                             9,200          395
Mercury Interactive Corp.+                                  2,800          311
National Service Industries, Inc.                           1,000           20
Nortel Networks Corp.                                      90,500        4,118
Omnicom Group, Inc.                                         5,700          526
Parametric Technology Corp.+                                7,900           97
Paychex, Inc.                                              11,425          648
PeopleSoft, Inc.+                                           8,400          367
Sapient Corp.+                                              3,400          121
Siebel Systems, Inc.+                                      12,600        1,322
Stilwell Financial, Inc.                                    6,900          309
Tyco International Ltd.                                    51,834        2,938
VERITAS Software Corp.+                                    12,100        1,706
Waste Management, Inc.                                     18,400          368
Yahoo!, Inc.+                                              16,500          967
                                                                        ------
                                                                        23,032
                                                                        ------
CHEMICAL -- 0.9%
Air Products & Chemicals, Inc.                              6,700          250
Dow Chemical Co.                                           20,600          631
E.I. du Pont de Nemours & Co.                              31,782        1,442
Eastman Chemical Co.                                        2,300           99
Great Lakes Chemical Corp.                                  1,400           47
Hercules, Inc.                                              3,200           59
PPG Industries, Inc.                                        5,000          223
Praxair, Inc.                                               4,500          168
Rohm & Haas Co.                                             6,263          188
Sigma-Aldrich Corp.                                         2,700           97
Union Carbide Corp.                                         4,100          176
W.R. Grace & Co.+                                           1,900            7
                                                                        ------
                                                                         3,387
                                                                        ------
CONSTRUCTION -- 0.2%
Armstrong Holdings, Inc.                                    1,300            4
Centex Corp.                                                1,800           67
Fluor Corp.                                                 2,300           80
Kaufman & Broad Home Corp.                                  1,400           42

INSTITUTIONAL SELECT(TM) S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
October 31, 2000

                                                            NUMBER        VALUE
                                                          OF SHARES     (000s)
                                                          ---------     ------
Masco Corp.                                                 13,700      $   256
Pulte Corp.                                                  1,000           33
Sherwin-Williams Co.                                         4,500           98
The Stanley Works                                            2,500           67
Vulcan Materials Co.                                         3,100          130
                                                                        -------
                                                                            777
                                                                        -------

CONSUMER - DURABLE -- 0.1%
Black & Decker Corp.                                         2,600           98
Leggett & Platt, Inc.                                        5,800           95
Maytag Corp.                                                 2,300           66
Whirlpool Corp.                                              2,000           87
                                                                        -------
                                                                            346
                                                                        -------

CONSUMER - NONDURABLE -- 0.6%
American Greetings Corp., Class A                            1,900           35
Darden Restaurants, Inc.                                     3,500           79
Fortune Brands, Inc.                                         4,400          130
Harcourt General, Inc.                                       2,100          118
Hasbro, Inc.                                                 4,800           52
Mattel, Inc.                                                12,800          166
McDonald's Corp.                                            39,900        1,237
Newell Rubbermaid, Inc.                                      7,967          153
Starbucks Corp.+                                             5,820          260
Tricon Global Restaurants, Inc.+                             4,200          126
Tupperware Corp.                                             1,600           27
Wendy's International, Inc.                                  3,200           70
                                                                        -------
                                                                          2,453
                                                                        -------

CONTAINERS -- 0.1%
Ball Corp.                                                     800           28
Bemis Co., Inc.                                              1,400           36
Crown Cork & Seal Co., Inc.                                  3,800           35
Owens-Illinois, Inc.+                                        4,300           26
Pactiv Corp.+                                                4,400           46
Sealed Air Corp.+                                            2,500          120
                                                                        -------
                                                                            291
                                                                        -------

ELECTRONICS -- 8.6%
ADC Telecommunications, Inc.+                               23,200          496
Advanced Micro Devices, Inc.+                                9,200          208
Altera Corp.+                                               12,120          496
American Power Conversion Corp.+                             5,550           72
Analog Devices, Inc.+                                       11,000          715
Andrew Corp.+                                                2,400      $    63
Applied Materials, Inc.+                                    24,500        1,302
Broadcom Corp., Class A+                                     6,700        1,490
Conexant Systems, Inc.+                                      6,900          182
Intel Corp.                                                203,500        9,157
ITT Industries, Inc.                                         2,400           78
JDS Uniphase Corp.+                                         28,300        2,305
KLA-Tencor Corp.+                                            5,400          183
Linear Technology Corp.                                      9,700          626
LSI Logic Corp.+                                             9,400          309
Lucent Technologies, Inc.                                  101,045        2,356
Maxim Integrated Products, Inc.+                             8,900          590
Micron Technology, Inc.+                                    16,900          587
Molex, Inc.                                                  5,800          313
Moody's Corp.                                                5,400          142
Motorola, Inc.                                              65,626        1,637
National Semiconductor Corp.+                                5,200          135
Nextel Communications, Inc., Class A+                       22,800          876
PE Corp.-PE Biosystems Group                                 6,600          772
PerkinElmer, Inc.                                            1,600          191
Power-One, Inc.+                                             2,300          163
QUALCOMM, Inc.+                                             22,600        1,471
Sanmina Corp.+                                               4,600          526
Scientific-Atlanta, Inc.                                     5,100          349
Solectron Corp.+                                            18,200          801
Tektronix, Inc.                                              1,500          107
Tellabs, Inc.+                                              12,300          614
Teradyne, Inc.+                                              5,000          156
Texas Instruments, Inc.                                     52,600        2,581
Thermo Electron Corp.+                                       5,000          145
Thomas & Betts Corp.                                         1,500           23
Xilinx, Inc.+                                                9,800          710
                                                                        -------
                                                                         32,927
                                                                        -------

ENERGY - RAW MATERIALS -- 1.0%
Anadarko Petroleum Corp.                                     7,621          488
Apache Corp.                                                 3,700          205
Baker Hughes, Inc.                                          10,000          344
Burlington Resources, Inc.                                   6,700          241
Devon Energy Corp.                                           3,700          186
Eastern Enterprises                                            700           45
Halliburton Co.                                             13,700          508
McDermott International, Inc.                                2,200           21
Nabors Industries, Inc.+                                     4,500          229

                                                            NUMBER        VALUE
                                                          OF SHARES     (000s)
                                                          ---------     ------
Occidental Petroleum Corp.                                  10,600      $   211
Rowan Cos., Inc.+                                            2,800           71
Schlumberger Ltd.                                           17,400        1,325
                                                                        -------
                                                                          3,874
                                                                        -------

FOOD & AGRICULTURE -- 3.2%
Archer-Daniels-Midland Co.                                  19,260          212
Campbell Soup Co.                                           12,700          371
Coca-Cola Co.                                               75,000        4,528
Coca-Cola Enterprises, Inc.                                 12,200          224
ConAgra, Inc.                                               15,800          338
General Mills, Inc.                                          8,700          363
H.J. Heinz Co.                                              10,300          432
Hershey Foods Corp.                                          4,000          217
Kellogg Co.                                                 12,200          310
Nabisco Group Holdings Corp.                                 9,900          286
PepsiCo, Inc.                                               43,600        2,112
Quaker Oats Co.                                              4,300          351
Ralston Purina Group                                         9,300          226
Sara Lee Corp.                                              26,100          563
Supervalu, Inc.                                              4,000           61
Sysco Corp.                                                  9,900          517
Unilever NV - Sponsored ADR                                 17,242          876
Wm. Wrigley Jr. Co.                                          3,300          261
                                                                        -------
                                                                         12,248
                                                                        -------

GOLD -- 0.1%
Barrick Gold Corp.                                          11,400          152
Homestake Mining Co.                                         7,900           33
Newmont Mining Corp.                                         4,700           64
Placer Dome, Inc.                                            9,000           73
                                                                        -------
                                                                            322
                                                                        -------

HEALTHCARE / DRUGS & MEDICINE -- 12.0%
Abbott Laboratories                                         46,900        2,477
Aetna, Inc.                                                  4,100          237
Allergan, Inc.                                               3,900          328
ALZA Corp.+                                                  3,500          283
American Home Products Corp.                                39,600        2,515
Amgen, Inc.+                                                31,500        1,825
Bausch & Lomb, Inc.                                          1,600           62
Baxter International, Inc.                                   9,000          740
Becton, Dickinson & Co.                                      7,300          245
Biogen, Inc.+                                                4,500          271
Biomet, Inc.                                                 5,400      $   195
Boston Scientific Corp.+                                    11,700          186
Bristol-Myers Squibb Co.                                    59,700        3,638
C.R. Bard, Inc.                                              1,500           63
Cardinal Health, Inc.                                        8,700          824
Eli Lilly & Co.                                             34,400        3,074
Guidant Corp.+                                               9,400          498
HCA-The Healthcare Co.                                      16,800          671
HealthSouth Corp.+                                          11,700          140
Humana, Inc.+                                                4,400           53
Johnson & Johnson                                           42,200        3,888
King Pharmaceuticals, Inc.+                                  5,000          224
Manor Care, Inc.+                                            3,200           53
McKesson HBOC, Inc.                                          8,300          233
Medimmune, Inc.+                                             6,400          418
Medtronic, Inc.                                             36,400        1,977
Merck & Co., Inc.                                           70,000        6,296
Pfizer, Inc.                                               191,400        8,266
Pharmacia Corp.                                             39,227        2,157
Quintiles Transnational Corp.+                               3,400           47
Schering-Plough Corp.                                       44,200        2,285
St. Jude Medical, Inc.+                                      2,400          132
Tenet Healthcare Corp.+                                      9,700          381
UnitedHealth Group, Inc.                                     4,800          525
Watson Pharmaceuticals, Inc.+                                3,000          188
Wellpoint Health Networks, Inc.+                             1,800          210
                                                                        -------
                                                                         45,605
                                                                        -------

HOUSEHOLD PRODUCTS -- 1.5%
Alberto-Culver Co., Class B                                  1,500           50
Avon Products, Inc.                                          7,300          354
Clorox Co.                                                   7,200          321
Colgate-Palmolive Co.                                       17,700        1,040
Gillette Co.                                                32,000        1,116
International Flavors & Fragrances, Inc.                     2,900           49
Procter & Gamble Co.                                        39,700        2,836
                                                                        -------
                                                                          5,766
                                                                        -------

INSURANCE -- 3.8%
AFLAC, Inc.                                                  7,900          577
Allstate Corp.                                              22,400          902
American General Corp.                                       7,800          628
American International Group, Inc.                          70,337        6,893

INSTITUTIONAL SELECT(TM) S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
October 31, 2000

                                                            NUMBER        VALUE
                                                          OF SHARES     (000s)
                                                          ---------     ------
Aon Corp.                                                    7,600      $   315
Chubb Corp.                                                  5,600          473
CIGNA Corp.                                                  4,800          585
Cincinnati Financial Corp.                                   4,700          173
Conseco, Inc.                                                9,800           68
Hartford Financial Services Group, Inc.                      7,000          521
Jefferson-Pilot Corp.                                        3,000          206
Lincoln National Corp.                                       5,600          271
Loew's Corp.                                                 2,900          264
Marsh & McLennan Cos., Inc.                                  8,400        1,098
MBIA, Inc.                                                   3,000          218
MGIC Investment Corp.                                        3,500          238
Progressive Corp.                                            2,200          216
SAFECO Corp.                                                 4,100           99
St. Paul Cos., Inc.                                          6,600          338
Torchmark Corp.                                              3,600          120
UnumProvident Corp.                                          6,960          197
                                                                        -------
                                                                         14,400
                                                                        -------

MEDIA -- 3.3%
Clear Channel Communications, Inc.+                         17,795        1,069
Comcast Corp., Special Class A+                             27,300        1,112
Dow Jones & Co., Inc.                                        2,700          159
Gannett Co., Inc.                                            7,900          458
Knight-Ridder, Inc.                                          2,300          116
McGraw-Hill Cos., Inc.                                       6,100          392
Meredith Corp.                                               1,500           48
New York Times Co., Class A                                  5,100          187
R.R. Donnelley & Sons Co.                                    3,500           75
Seagram Co. Ltd.                                            13,300          760
Time Warner, Inc.                                           40,000        3,036
Tribune Co.                                                  9,200          341
Viacom, Inc., Class B+                                      46,145        2,624
The Walt Disney Co.                                         62,900        2,253
                                                                        -------
                                                                         12,630
                                                                        -------

MISCELLANEOUS -- 0.5%
Agilent Technologies, Inc.+                                 13,684          634
Palm, Inc.+                                                 17,180          920
Sabre Holdings Corp.+                                        3,818          128
XCEL Energy, Inc.                                           10,060          257
                                                                        -------
                                                                          1,939
                                                                        -------

MISCELLANEOUS FINANCE -- 6.5%
American Express Co.                                        40,500      $ 2,430
Associates First Capital Corp., Class A                     22,000          817
Bear Stearns Cos., Inc.                                      3,246          197
Capital One Financial Corp.                                  5,900          372
Charles Schwab Corp.                                        41,738        1,466
Charter One Financial, Inc.                                  6,300          145
CIT Group, Inc., Class A                                     7,600          133
Citigroup, Inc.                                            136,266        7,171
Countrywide Credit Industries, Inc.                          3,300          124
Fannie Mae                                                  30,900        2,379
Franklin Resources, Inc.                                     7,200          308
Freddie Mac                                                 21,100        1,266
Household International, Inc.                               14,300          719
Lehman Brothers Holdings, Inc.                               7,200          464
MBNA Corp.                                                  25,700          965
Merrill Lynch & Co., Inc.                                   24,400        1,708
Morgan Stanley Dean Witter & Co.                            34,100        2,739
Paine Webber Group, Inc.                                     4,400          313
T. Rowe Price Associates, Inc.                               3,500          164
USA Education, Inc.                                          4,500          251
Washington Mutual, Inc.                                     16,500          726
                                                                        -------
                                                                         24,857
                                                                        -------

NON-FERROUS METALS -- 0.4%
Alcan Aluminum Ltd.                                         10,100          319
Alcoa, Inc.                                                 26,104          749
Engelhard Corp.                                              3,800           79
Freeport-McMoRan Copper & Gold, Inc., Class B+               4,700           37
Inco Ltd.+                                                   5,100           79
Phelps Dodge Corp.                                           2,160          101
                                                                        -------
                                                                          1,364
                                                                        -------

OIL - DOMESTIC -- 0.6%
Amerada Hess Corp.                                           2,600          161
Ashland, Inc.                                                1,900           62
Conoco, Inc., Class B                                       18,700          508
Kerr-McGee Corp.                                             2,773          181
Phillips Petroleum Co.                                       7,900          488
Sunoco, Inc.                                                 2,400           72
Tosco Corp.                                                  4,300          123

                                                            NUMBER        VALUE
                                                          OF SHARES     (000s)
                                                          ---------     ------
Transocean Sedco Forex, Inc.                                 6,620      $   351
Unocal Corp.                                                 7,500          256
USX-Marathon Group, Inc.                                     9,100          247
                                                                        -------
                                                                          2,449
                                                                        -------

OIL - INTERNATIONAL -- 4.2%
Chevron Corp.                                               20,100        1,651
Exxon Mobil Corp.                                          105,510        9,410
Royal Dutch Petroleum Co. - Sponsored ADR                   65,300        3,877
Texaco, Inc.                                                17,000        1,004
                                                                        -------
                                                                         15,942
                                                                        -------

OPTICAL & PHOTO -- 0.1%
Eastman Kodak Co.                                            9,100          408
Polaroid Corp.                                               1,100           11
                                                                        -------
                                                                            419
                                                                        -------

PAPER & FOREST PRODUCTS -- 0.7%
Boise Cascade Corp.                                          1,700           49
Fort James Corp.                                             6,000          198
Georgia-Pacific Group                                        4,800          129
International Paper Co.                                     14,639          536
Kimberly-Clark Corp.                                        16,600        1,096
Louisiana-Pacific Corp.                                      3,000           25
Mead Corp.                                                   2,900           84
Potlatch Corp.                                                 700           23
Temple-Inland, Inc.                                          1,600           72
Westvaco Corp.                                               2,900           83
Weyerhaeuser Co.                                             6,900          324
Willamette Industries, Inc.                                  3,300          120
                                                                        -------
                                                                          2,739
                                                                        -------

PRODUCER GOODS & MANUFACTURING -- 6.4%
Avery Dennison Corp.                                         3,200          162
Briggs & Stratton Corp.                                        500           18
Caterpillar, Inc.                                           10,600          372
Cooper Industries, Inc.                                      2,800          107
Corning, Inc.                                               27,000        2,065
Deere & Co.                                                  6,800          250
Dover Corp.                                                  6,000          255
Emerson Electric Co.                                        13,100          962
FMC Corp.+                                                     800           61
General Electric Co.                                       300,200       16,455
Honeywell International, Inc.                               24,162      $ 1,300
Illinois Tool Works, Inc.                                    9,300          517
Ingersoll-Rand Co.                                           4,800          181
Johnson Controls, Inc.                                       2,400          143
Millipore Corp.                                              1,500           79
Minnesota Mining & Manufacturing Co.                        12,200        1,179
Pall Corp.                                                   3,700           80
Parker-Hannifin Corp.                                        3,500          145
Snap-On, Inc.                                                1,700           43
The Timken Co.                                               1,500           21
W.W. Grainger, Inc.                                          2,700           86
                                                                        -------
                                                                         24,481
                                                                        -------

RAILROAD & SHIPPING -- 0.3%
Burlington Northern Santa Fe Corp.                          12,900          343
CSX Corp.                                                    6,400          162
Norfolk Southern Corp.                                      11,100          157
Union Pacific Corp.                                          7,400          347
                                                                        -------
                                                                          1,009
                                                                        -------

RETAIL -- 5.1%
Albertson's, Inc.                                           12,583          298
AutoZone, Inc.+                                              3,700           99
Bed, Bath & Beyond, Inc.+                                    8,500          219
Best Buy Co., Inc.+                                          6,100          306
Circuit City Stores-Circuit City Group                       5,800           77
Consolidated Stores Corp.+                                   2,900           34
Costco Wholesale Corp.+                                     13,200          483
CVS Corp.                                                   11,800          625
Dillards, Inc., Class A                                      2,500           26
Dollar General Corp.                                         9,650          150
Federated Department Stores, Inc.+                           6,200          202
Gap, Inc.                                                   25,600          661
Home Depot, Inc.                                            70,400        3,027
J.C. Penney Co., Inc.                                        7,500           88
Kmart Corp.+                                                13,400           80
Kohl's Corp.+                                               10,200          553
Kroger Co.+                                                 24,900          562
Limited, Inc.                                               12,800          323
Longs Drug Stores, Inc.                                      1,000           22
Lowe's Cos., Inc.                                           11,700          535

INSTITUTIONAL SELECT(TM) S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
October 31, 2000

                                                            NUMBER        VALUE
                                                          OF SHARES     (000s)
                                                          ---------     ------
May Department Stores Co.                                    9,700      $   255
Nordstrom, Inc.                                              3,800           62
Office Depot, Inc.+                                          9,100           76
RadioShack Corp.                                             5,500          328
Safeway, Inc.+                                              15,000          820
Sears, Roebuck & Co.                                        10,500          312
Staples, Inc.+                                              13,900          198
Target Corp.                                                27,400          757
Tiffany & Co., Inc.                                          4,250          181
TJX Cos., Inc.                                               8,800          240
Toys 'R' Us, Inc.+                                           6,800          117
Wal-Mart Stores, Inc.                                      135,400        6,144
Walgreen Co.                                                30,400        1,387
Winn-Dixie Stores, Inc.                                      3,900           75
                                                                        -------
                                                                         19,322
                                                                        -------

STEEL -- 0.1%
Allegheny Technologies, Inc.                                 2,350           48
Bethlehem Steel Corp.+                                       5,640           16
Nucor Corp.                                                  2,600           90
USX-U.S. Steel Group, Inc.                                   2,600           41
Worthington Industries, Inc.                                 2,500           24
                                                                        -------
                                                                            219
                                                                        -------

TELEPHONE -- 6.2%
Alltel Corp.                                                 9,800          631
AT&T Corp.                                                 113,494        2,632
Avaya, Inc.+                                                 8,295          111
BellSouth Corp.                                             57,000        2,754
CenturyTel, Inc.                                             4,000          154
Global Crossing Ltd.+                                       26,260          620
Qwest Communications
  International, Inc.+                                      50,121        2,437
SBC Communications, Inc.                                   102,730        5,926
Sprint Corp. (FON Group)                                    26,500          676
Sprint Corp. (PCS Group)+                                   28,200        1,075
Verizon Communications                                      82,228        4,754
Worldcom, Inc.+                                             86,650        2,058
                                                                        -------
                                                                         23,828
                                                                        -------

TOBACCO -- 0.7%
Philip Morris Cos., Inc.                                    67,900      $ 2,487
UST, Inc.                                                    4,700          119
                                                                        -------
                                                                          2,606
                                                                        -------

TRAVEL & RECREATION -- 0.3%
Brunswick Corp.                                              2,400           47
Carnival Corp.                                              17,700          439
Harrah's Entertainment, Inc.+                                3,400           97
Hilton Hotels Corp.                                         11,100          105
Marriott International, Inc., Class A                        7,200          292
                                                                        -------
                                                                            980
                                                                        -------

TRUCKING & FREIGHT -- 0.0%
PACCAR, Inc.                                                 2,300           97
Ryder Systems, Inc.                                          1,700           34
                                                                        -------
                                                                            131
                                                                        -------

UTILITIES - ELECTRIC & GAS -- 3.0%
AES Corp.+                                                  14,100          797
Ameren Corp.                                                 4,100          163
American Electric Power Co., Inc.                            9,780          406
CP&L Energy, Inc.                                            4,700          189
Cinergy Corp.                                                4,700          144
CMS Energy Corp.                                             3,700          100
Coastal Corp.                                                6,800          513
Columbia Energy Group                                        2,300          165
Consolidated Edison, Inc.                                    6,200          218
Constellation Energy Group, Inc.                             4,400          183
Dominion Resources, Inc.                                     7,491          446
DTE Energy Co.                                               4,200          152
Duke Energy Corp.                                           11,400          985
Dynegy, Inc., Class A                                        9,600          445
Edison International                                         9,800          234
El Paso Energy Corp.                                         7,200          451
Enron Corp.                                                 22,300        1,830
Entergy Corp.                                                6,900          264
FirstEnergy Corp.                                            6,700          173
Florida Progress Corp.                                       3,000          160

                                                            NUMBER       VALUE
                                                          OF SHARES     (000s)
                                                          ---------     ------
FPL Group, Inc.                                              5,300      $   350
GPU, Inc.                                                    3,500          116
KeySpan Corp.                                                4,000          141
Niagara Mohawk Holdings, Inc.+                               5,600           90
NICOR, Inc.                                                  1,300           46
ONEOK, Inc.                                                    800           32
Peoples Energy Corp.                                         1,100           38
PG&E Corp.                                                  11,600          312
Pinnacle West Capital Corp.                                  2,600          113
PPL Corp.                                                    4,100          169
Public Service Enterprise
  Group, Inc.                                                6,700          278
Reliant Energy, Inc.                                         8,700          359
Sempra Energy                                                5,985          124
Southern Co.                                                19,400          570
TXU Corp.                                                    7,800          289
Williams Cos., Inc.                                         13,500          564
                                                                        -------
                                                                         11,609
                                                                        -------
TOTAL COMMON STOCK
  (Cost $357,552)                                                       380,984
                                                                        -------

                                                                  Par
                                                                 (000s)
                                                                 ------
U.S. TREASURY OBLIGATION -- 0.0%
U.S. Treasury Bill (a)(b)
   6.00%, 12/14/00                                                 $60       60
                                                                           ----
TOTAL U.S. TREASURY OBLIGATION
  (Cost $60)                                                                 60
                                                                          -----

                                                            NUMBER        VALUE
                                                          OF SHARES     (000s)
                                                          ---------     ------
SHORT-TERM INVESTMENT -- 0.1%
Provident Institutional
  TempFund, 6.30%*, 11/01/00                               427,131     $    427
                                                                       --------
TOTAL SHORT-TERM INVESTMENT
  (Cost $427)                                                               427
                                                                       --------
TOTAL INVESTMENTS -- 99.9%
  (Cost $358,039)                                                       381,471
                                                                       --------
OTHER ASSETS & LIABILITIES, NET -- 0.1%
  Other assets                                                            3,059
  Liabilities                                                            (2,803)
                                                                       --------
                                                                            256
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $381,727
                                                                       ========


See accompanying Notes to Schedules of Investments and Notes to Financial Statements.

INSTITUTIONAL SELECT(TM) LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2000

                                                           Number        Value
                                                          of Shares      (000s)
                                                          ---------      ------
COMMON STOCK -- 99.7%
AEROSPACE / DEFENSE -- 2.6%
B.F. Goodrich Co.                                            2,000      $    82
Boeing Co.                                                  18,500        1,255
Crane Co.                                                    1,200           31
General Dynamics Corp.                                       4,000          286
Lockheed Martin Corp.                                        8,700          312
Northrop Grumman Corp.                                       1,500          126
Raytheon Co., Class B                                        7,000          239
Rockwell International Corp.                                 3,900          153
Textron, Inc.                                                3,000          151
TRW, Inc.                                                    2,500          105
United Technologies Corp.                                    9,600          670
                                                                        -------
                                                                          3,410
                                                                        -------

AIR TRANSPORTATION -- 0.6%
AMR Corp.+                                                   3,200          105
Delta Air Lines, Inc.                                        2,400          113
FedEx Corp.+                                                 5,800          272
Southwest Airlines Co.                                      10,200          291
                                                                        -------
                                                                            781
                                                                        -------

ALCOHOLIC BEVERAGES -- 0.1%
Adolph Coors Co., Class B                                      700           45
Brown-Forman Corp., Class B                                  1,500           91
                                                                        -------
                                                                            136
                                                                        -------

APPAREL -- 0.3%
Liz Claiborne, Inc.                                          1,100           47
Nike, Inc., Class B                                          5,500          220
Reebok International Ltd.+                                   1,000           22
Russell Corp.                                                  600           10
Springs Industries, Inc., Class A                              400            9
VF Corp.                                                     2,500           68
                                                                        -------
                                                                            376
                                                                        -------

AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 2.0%
Cooper Tire & Rubber Co.                                     1,400           15
Cummins Engine Co., Inc.                                     1,000           34
Dana Corp.                                                   3,100           69
Danaher Corp.                                                2,900          183
Delphi Automotive Systems Corp.                             12,023          189
Eaton Corp.                                                  1,600          109
Ford Motor Co.+                                             38,309        1,001
General Motors Corp.                                        10,875          676
Genuine Parts Co.                                            3,600           77
Goodyear Tire & Rubber Co.                                   3,400      $    63
Navistar International Corp.+                                1,500           50
Visteon Corp.                                                2,985           53
                                                                        -------
                                                                          2,519
                                                                        -------

BANKS -- 10.4%
AmSouth Bancorp                                              7,800          109
Bank of America Corp.                                       33,800        1,625
Bank of New York Co., Inc.                                  15,200          875
Bank One Corp.                                              23,600          861
BB&T Corp.                                                   8,100          258
Chase Manhattan Corp.                                       26,850        1,222
Comerica, Inc.                                               3,200          193
Fifth Third Bancorp.                                         9,500          488
First Union Corp.                                           20,400          618
Firstar Corp.                                               19,482          384
FleetBoston Financial Corp.                                 18,418          700
Golden West Financial Corp.                                  3,200          179
Huntington Bancshares, Inc.                                  5,141           74
J.P. Morgan & Co., Inc.                                      3,200          530
KeyCorp, Inc.                                                8,800          217
Mellon Financial Corp.                                       9,900          478
National City Corp.                                         12,700          271
Northern Trust Corp.                                         4,600          393
Old Kent Financial Corp.                                     2,825           78
PNC Financial Services Group                                 6,000          401
Regions Financial Corp.                                      4,400          104
SouthTrust Corp.                                             3,400          110
State Street Corp.                                           3,300          412
Summit Bancorp.                                              3,700          139
SunTrust Banks, Inc.                                         6,300          308
Synovus Financial Corp.                                      5,700          123
U.S. Bancorp.                                               15,300          370
Union Planters Corp.                                         2,800           95
Wachovia Corp.                                               4,100          221
Wells Fargo & Co.                                           33,800        1,565
                                                                        -------
                                                                         13,401
                                                                        -------

BUSINESS MACHINES & SOFTWARE -- 3.7%
Adaptec, Inc.+                                               2,100           33
Apple Computer, Inc.+                                        7,100          139
Autodesk, Inc.                                               1,200           26
BMC Software, Inc.+                                          5,000          102
Cabletron Systems, Inc.+                                     3,700          100
Ceridian Corp.+                                              2,900           72
Compaq Computer Corp.                                       34,800        1,058
Compuware Corp.+                                             7,000           55

                                                            Number       Value
                                                           of Shares     (000s)
                                                           ---------     ------
Gateway, Inc.+                                                6,600      $  341
Hewlett-Packard Co.                                          40,800       1,895
NCR Corp.+                                                    2,100          91
Novell, Inc.+                                                 7,100          64
Novellus Systems, Inc.+                                       2,600         106
Pitney Bowes, Inc.                                            5,200         154
Seagate Technology, Inc.+                                     4,700         328
Unisys Corp.+                                                 6,400          82
Xerox Corp.                                                  13,500         114
                                                                         ------
                                                                          4,760
                                                                         ------

BUSINESS SERVICES -- 3.5%
Allied Waste Industries, Inc.+                                3,400          31
Cendant Corp.+                                               14,700         176
Computer Sciences Corp.+                                      3,400         214
Deluxe Corp.                                                  1,400          32
Ecolab, Inc.                                                  2,600         102
Electronic Data Systems Corp.                                 9,500         446
Exelon Corp.                                                  6,837         411
First Data Corp.                                              8,500         426
H&R Block, Inc.                                               2,200          79
National Service Industries, Inc.                               800          16
Parametric Technology Corp.+                                  6,100          75
PeopleSoft, Inc.+                                             5,500         240
Tyco International Ltd.                                      35,519       2,014
Waste Management, Inc.                                       12,600         252
                                                                         ------
                                                                          4,514
                                                                         ------

CHEMICAL -- 1.8%
Air Products & Chemicals, Inc.                                4,700         175
Dow Chemical Co.                                             13,800         423
E.I. du Pont de Nemours & Co.                                21,300         966
Eastman Chemical Co.                                          1,600          69
Great Lakes Chemical Corp.                                    1,400          47
Hercules, Inc.                                                2,000          37
PPG Industries, Inc.                                          3,500         156
Praxair, Inc.                                                 3,300         123
Rohm & Haas Co.                                               4,205         126
Sigma-Aldrich Corp.                                           1,700          61
Union Carbide Corp.                                           2,800         120
W.R. Grace & Co.+                                             2,900          11
                                                                         ------
                                                                          2,314
                                                                         ------

CONSTRUCTION -- 0.4%
Armstrong Holdings, Inc.                                        600           2
Centex Corp.                                                  1,400          52
Fluor Corp.                                                   1,400          49
Kaufman & Broad Home Corp.                                      900      $   27
Masco Corp.                                                   9,000         168
Pulte Corp.                                                     800          27
Sherwin-Williams Co.                                          3,100          67
The Stanley Works                                             1,700          45
Vulcan Materials Co.                                          2,300          97
                                                                         ------
                                                                            534
                                                                         ------

CONSUMER - DURABLE -- 0.2%
Black & Decker Corp.                                          1,600          60
Leggett & Platt, Inc.                                         4,400          72
Maytag Corp.                                                  1,500          43
Whirlpool Corp.                                               1,400          61
                                                                         ------
                                                                            236
                                                                         ------

CONSUMER - NONDURABLE -- 1.2%
American Greetings Corp., Class A                             1,200          22
Darden Restaurants, Inc.                                      2,400          54
Fortune Brands, Inc.                                          3,200          94
Harcourt General, Inc.                                        1,500          84
Hasbro, Inc.                                                  3,250          35
Mattel, Inc.                                                  9,200         119
McDonald's Corp.                                             27,200         843
Newell Rubbermaid, Inc.                                       5,600         107
Starbucks Corp.+                                              3,800         170
Wendy's International, Inc.                                   2,200          48
                                                                         ------
                                                                          1,576
                                                                         ------

CONTAINERS -- 0.1%
Ball Corp.                                                      500          18
Bemis Co., Inc.                                               1,100          28
Crown Cork & Seal Co., Inc.                                   2,500          23
Owens-Illinois, Inc.+                                         2,900          17
Pactiv Corp.+                                                 3,300          35
                                                                         ------
                                                                            121
                                                                         ------

ELECTRONICS -- 2.4%
Advanced Micro Devices, Inc.+                                 6,300         143
Andrew Corp.+                                                 1,500          39
ITT Industries, Inc.                                          1,700          55
KLA-Tencor Corp.+                                             3,800         128
Molex, Inc.                                                   4,050         219
Motorola, Inc.                                               44,685       1,114
National Semiconductor Corp.+                                 3,500          91
PerkinElmer, Inc.                                             1,100         131
Power-One, Inc.+                                              1,450         103
Sanmina Corp.+                                                3,100         354

INSTITUTIONAL SELECT(TM) LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
October 31, 2000


                                                           Number        Value
                                                          of Shares      (000s)
                                                          ---------      ------
Solectron Corp.+                                             12,400      $  546
Tektronix, Inc.                                               1,100          78
Thermo Electron Corp.+                                        3,400          99
Thomas & Betts Corp.                                          1,200          18
                                                                         ------
                                                                          3,118
                                                                         ------

ENERGY - RAW MATERIALS -- 2.0%
Anadarko Petroleum Corp.                                      5,138         329
Apache Corp.                                                  2,500         138
Baker Hughes, Inc.                                            7,000         241
Burlington Resources, Inc.                                    4,400         158
Devon Energy Corp.                                            2,600         131
Eastern Enterprises                                             500          32
Halliburton Co.                                               9,100         337
McDermott International, Inc.                                 1,300          13
Nabors Industries, Inc.+                                      2,850         145
Occidental Petroleum Corp.                                    8,000         159
Rowan Cos., Inc.+                                             2,200          55
Schlumberger Ltd.                                            11,700         891
                                                                         ------
                                                                          2,629
                                                                         ------

FOOD & AGRICULTURE -- 1.3%
Archer-Daniels-Midland Co.                                   12,591         139
Coca-Cola Enterprises, Inc.                                   8,900         164
ConAgra, Inc.                                                10,900         233
Hershey Foods Corp.                                           2,800         152
Nabisco Group Holdings Corp.                                  6,700         193
Ralston Purina Group                                          6,200         150
Supervalu, Inc.                                               2,700          42
Unilever NV - Sponsored ADR                                  11,700         595
                                                                         ------
                                                                          1,668
                                                                         ------

GOLD -- 0.2%
Barrick Gold Corp.                                            7,900         106
Homestake Mining Co.                                          4,700          19
Newmont Mining Corp.                                          3,400          46
Placer Dome, Inc.                                             7,100          58
                                                                         ------
                                                                            229
                                                                         ------

HEALTHCARE / DRUGS & MEDICINE -- 4.0%
Aetna, Inc.                                                   3,000         173
Bausch & Lomb, Inc.                                           1,100          42
Baxter International, Inc.                                    5,900         485
Becton, Dickinson & Co.                                       5,100         171
Biomet, Inc.                                                  3,550         128
Boston Scientific Corp.+                                      8,300      $  132
C.R. Bard, Inc.                                               1,300          54
Cardinal Health, Inc.                                         5,700         540
HCA-The Healthcare Co.                                       11,500         459
HealthSouth Corp.+                                            8,400         101
Humana, Inc.+                                                 3,000          36
King Pharmaceuticals, Inc.+                                   3,400         152
Manor Care, Inc.+                                             2,100          35
McKesson HBOC, Inc.                                           5,700         160
Pharmacia Corp.                                              26,563       1,461
Quintiles Transnational Corp.+                                2,400          33
St. Jude Medical, Inc.+                                       1,800          99
Tenet Healthcare Corp.+                                       6,400         252
UnitedHealth Group, Inc.                                      3,200         350
Watson Pharmaceuticals, Inc.+                                 2,200         138
Wellpoint Health Networks, Inc.+                              1,300         152
                                                                         ------
                                                                          5,153
                                                                         ------

HOUSEHOLD PRODUCTS -- 1.7%
Alberto-Culver Co., Class B                                   1,100          37
Clorox Co.                                                    4,800         214
International Flavors & Fragrances, Inc.                      1,900          32
Procter & Gamble Co.                                         26,900       1,922
                                                                         ------
                                                                          2,205
                                                                         ------

INSURANCE -- 7.5%
AFLAC, Inc.                                                   5,500         402
Allstate Corp.                                               15,000         604
American General Corp.                                        5,200         419
American International Group, Inc.                           47,375       4,643
Aon Corp.                                                     5,150         213
Chubb Corp.                                                   3,600         304
CIGNA Corp.                                                   3,400         415
Cincinnati Financial Corp.                                    3,300         121
Conseco, Inc.                                                 6,200          43
Hartford Financial Services Group, Inc.                       4,600         342
Jefferson-Pilot Corp.                                         2,100         144
Lincoln National Corp.                                        3,900         189
Loew's Corp.                                                  2,000         182
Marsh & McLennan Cos., Inc.                                   5,500         719
MBIA, Inc.                                                    2,000         145
MGIC Investment Corp.                                         2,400         164
Progressive Corp.                                             1,400         138

                                                           Number        Value
                                                          of Shares      (000s)
                                                          ---------      ------
SAFECO Corp.                                                 2,400      $    58
St. Paul Cos., Inc.                                          4,600          236
Torchmark Corp.                                              2,600           87
UnumProvident Corp.                                          4,849          137
                                                                        -------
                                                                          9,705
                                                                        -------

MEDIA -- 3.6%
Clear Channel Communications, Inc.+                         12,039          723
Comcast Corp., Special Class A+                             18,500          754
Gannett Co., Inc.                                            5,400          313
Knight-Ridder, Inc.                                          1,500           75
McGraw-Hill Cos., Inc.                                       3,900          250
Meredith Corp.                                               1,300           41
New York Times Co., Class A                                  3,400          125
R.R. Donnelley & Sons Co.                                    2,800           60
Seagram Co. Ltd.                                             8,900          508
Tribune Co.                                                  6,180          229
The Walt Disney Co.                                         42,600        1,526
                                                                        -------
                                                                          4,604
                                                                        -------

MISCELLANEOUS -- 0.2%
Sabre Holdings Corp.+                                        2,578           86
XCEL Energy, Inc.                                            6,810          174
                                                                        -------
                                                                            260
                                                                        -------

MISCELLANEOUS FINANCE -- 12.2%
American Express Co.                                        27,300        1,638
Associates First Capital Corp., Class A                     15,000          557
Bear Stearns Cos., Inc.                                      2,201          133
Capital One Financial Corp.                                  4,100          259
Charter One Financial, Inc.                                  4,725          108
CIT Group, Inc., Class A                                     5,300           92
Citigroup, Inc.                                             92,366        4,861
Countrywide Credit Industries, Inc.                          2,300           86
Fannie Mae                                                  20,700        1,594
Franklin Resources, Inc.                                     4,900          210
Freddie Mac                                                 14,300          858
Household International, Inc.                                9,600          483
Lehman Brothers Holdings, Inc.                               5,000          323
MBNA Corp.                                                  17,400          654
Merrill Lynch & Co., Inc.                                   16,400        1,148
Morgan Stanley Dean Witter & Co.                            23,200      $ 1,863
Paine Webber Group, Inc.                                     3,000          214
T. Rowe Price Associates, Inc.                               2,400          112
Washington Mutual, Inc.                                     11,000          484
                                                                        -------
                                                                         15,677
                                                                        -------

NON-FERROUS METALS -- 0.7%
Alcan Aluminum Ltd.                                          6,800          215
Alcoa, Inc.                                                 17,732          509
Engelhard Corp.                                              2,600           54
Inco Ltd.+                                                   3,800           59
Phelps Dodge Corp.                                           1,520           71
                                                                        -------
                                                                            908
                                                                        -------

OIL - DOMESTIC -- 1.3%
Amerada Hess Corp.                                           1,800          112
Ashland, Inc.                                                1,300           43
Conoco, Inc., Class B                                       12,800          348
Kerr-McGee Corp.                                             1,900          124
Phillips Petroleum Co.                                       5,300          327
Sunoco, Inc.                                                 1,700           51
Tosco Corp.                                                  2,800           80
Transocean Sedco Forex, Inc.                                 4,248          225
Unocal Corp.                                                 5,100          174
USX-Marathon Group, Inc.                                     6,600          179
                                                                        -------
                                                                          1,663
                                                                        -------

OIL - INTERNATIONAL -- 8.3%
Chevron Corp.                                               13,400        1,100
Exxon Mobil Corp. (b)                                       71,425        6,370
Royal Dutch Petroleum Co. - Sponsored ADR                   44,100        2,618
Texaco, Inc.                                                11,300          667
                                                                        -------
                                                                         10,755
                                                                        -------

OPTICAL & PHOTO -- 0.2%
Eastman Kodak Co.                                            6,200          278
Polaroid Corp.                                               1,300           13
                                                                        -------
                                                                            291
                                                                        -------

PAPER & FOREST PRODUCTS -- 1.4%
Boise Cascade Corp.                                          1,200           34
Fort James Corp.                                             4,200          138
Georgia-Pacific Group                                        3,500           94

INSTITUTIONAL SELECT(TM) LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
October 31, 2000

                                                           Number        Value
                                                          of Shares      (000s)
                                                          ---------      ------
International Paper Co.                                      9,915      $   363
Kimberly-Clark Corp.                                        11,200          739
Louisiana-Pacific Corp.                                      2,100           18
Mead Corp.                                                   2,000           58
Potlatch Corp.                                                 500           17
Temple-Inland, Inc.                                          1,000           45
Westvaco Corp.                                               2,000           57
Weyerhaeuser Co.                                             4,500          211
Willamette Industries, Inc.                                  2,100           76
                                                                        -------
                                                                          1,850
                                                                        -------

PRODUCER GOODS & MANUFACTURING -- 3.0%
Briggs & Stratton Corp.                                        500           18
Caterpillar, Inc.                                            7,100          249
Cooper Industries, Inc.                                      2,000           77
Deere & Co.                                                  4,800          177
Dover Corp.                                                  4,200          178
Emerson Electric Co.                                         8,700          639
FMC Corp.+                                                     700           53
Honeywell International, Inc.                               16,387          882
Illinois Tool Works, Inc.                                    6,200          344
Ingersoll-Rand Co.                                           3,200          121
Johnson Controls, Inc.                                       1,700          101
Minnesota Mining & Manufacturing Co.                         8,000          773
Pall Corp.                                                   2,700           58
Parker-Hannifin Corp.                                        2,200           91
Snap-On, Inc.                                                1,200           31
The Timken Co.                                               1,300           18
W.W. Grainger, Inc.                                          1,800           57
                                                                        -------
                                                                          3,867
                                                                        -------

RAILROAD & SHIPPING -- 0.5%
Burlington Northern Santa Fe Corp.                           8,600          228
CSX Corp.                                                    4,500          114
Norfolk Southern Corp.                                       7,900          112
Union Pacific Corp.                                          5,000          234
                                                                        -------
                                                                            688
                                                                        -------

RETAIL -- 3.5%
Albertson's, Inc.                                            8,538          202
AutoZone, Inc.+                                              2,800           75
Circuit City Stores-Circuit City Group                       3,900           52
Consolidated Stores Corp.+                                   2,300           27
Costco Wholesale Corp.+                                      9,100      $   333
CVS Corp.                                                    7,900          418
Dillards, Inc., Class A                                      1,800           19
Dollar General Corp.                                         6,400           99
Federated Department Stores, Inc.+                           4,100          134
J.C. Penney Co., Inc.                                        5,200           61
Kmart Corp.+                                                 9,600           57
Kroger Co.+                                                 16,800          379
Limited, Inc.                                                8,800          222
Longs Drug Stores, Inc.                                        900           20
Lowe's Cos., Inc.                                            7,900          361
May Department Stores Co.                                    6,500          171
Nordstrom, Inc.                                              3,100           51
Office Depot, Inc.+                                          5,800           48
Safeway, Inc.+                                              10,100          552
Sears, Roebuck & Co.                                         7,000          208
Staples, Inc.+                                               9,700          138
Target Corp.                                                18,600          514
Tiffany & Co., Inc                                           2,950          126
TJX Cos., Inc.                                               6,000          164
Toys 'R' Us, Inc.+                                           4,700           81
Winn-Dixie Stores, Inc.                                      3,400           65
                                                                        -------
                                                                          4,577
                                                                        -------

STEEL -- 0.1%
Allegheny Technologies, Inc.                                 1,750           35
Bethlehem Steel Corp.+                                       2,200            6
Nucor Corp.                                                  1,600           56
USX-U.S. Steel Group, Inc.                                   1,700           27
Worthington Industries, Inc.                                 1,700           16
                                                                        -------
                                                                            140
                                                                        -------

TELEPHONE -- 10.7%
Alltel Corp.                                                 6,500          419
AT&T Corp.                                                  76,992        1,785
Avaya, Inc.+                                                 5,500           74
BellSouth Corp.                                             38,400        1,855
CenturyTel, Inc.                                             2,900          112
Global Crossing Ltd.+                                       18,100          428
SBC Communications, Inc.                                    69,500        4,009
Sprint Corp. (FON Group)                                    18,400          469
Verizon Communications                                      55,674        3,219
Worldcom, Inc.+                                             58,650        1,393
                                                                        -------
                                                                         13,763
                                                                        -------

                                                       Number             Value
                                                     of Shares            000s
                                                     ---------           -------
TOBACCO - 1.3%
Philip Morris Cos., Inc.                               46,000            $ 1,685
                                                                         -------
TRAVEL & RECREATION - 0.5%
Brunswick Corp.                                         1,700                 33
Carnival Corp.                                         12,000                298
Harrah's Entertainment, Inc.+                           2,500                 72
Hilton Hotels Corp.                                     7,400                 70
Marriott International, Inc.,
  Class A                                               4,900                198
                                                                         -------
                                                                             671
                                                                         -------
TRUCKING & FREIGHT - 0.1%
PACCAR, Inc.                                            1,500                 63
Ryder Systems, Inc.                                     1,100                 22
                                                                         -------
                                                                              85
                                                                         -------
UTILITIES - ELECTRIC & GAS - 6.1%
AES Corp.+                                              9,400                531
Ameren Corp.                                            2,800                111
American Electric Power Co., Inc.                       6,640                276
CP&L Energy, Inc.                                       3,300                133
Cinergy Corp.                                           3,200                 98
CMS Energy Corp.                                        2,500                 68
Coastal Corp.                                           4,400                332
Columbia Energy Group                                   1,700                122
Consolidated Edison, Inc.                               4,300                151
Constellation Energy Group, Inc.                        3,000                125
Dominion Resources, Inc.                                4,848                289
DTE Energy Co.                                          2,900                105
Duke Energy Corp.                                       7,600                657
Dynegy, Inc., Class A                                   6,500                301
Edison International                                    6,600                158
El Paso Energy Corp.                                    4,700                295
Enron Corp.                                            15,200              1,247
Entergy Corp.                                           4,700                180
FirstEnergy Corp.                                       4,600                119
Florida Progress Corp.                                  2,200                117
FPL Group, Inc.                                         3,700                244
GPU, Inc.                                               2,300                 76
KeySpan Corp.                                           2,800                 99
Niagara Mohawk Holdings, Inc.+                          3,200                 51
NICOR, Inc.                                               900                 32
ONEOK, Inc.                                               500            $    20
Peoples Energy Corp.                                      800                 28
PG&E Corp.                                              7,800                210
Pinnacle West Capital Corp.                             1,700                 74
PPL Corp.                                               3,000                124
Public Service Enterprise
  Group, Inc.                                           4,500                187
Reliant Energy, Inc.                                    5,900                244
Sempra Energy                                           4,000                 83
Southern Co.                                           13,200                388
TXU Corp.                                               5,300                196
Williams Cos., Inc.                                     9,000                376
                                                                         -------
                                                                           7,847
                                                                         -------
TOTAL COMMON STOCK
  (Cost $121,244)                                                        128,716
                                                                         -------

                                                           Par
                                                          (000s)
                                                          ------
U.S. TREASURY OBLIGATION - 0.0%
U.S. Treasury Bill (a)(b)
   6.02%, 12/14/00                                          $20               20
                                                                             ---
TOTAL U.S. TREASURY OBLIGATION
  (Cost $20)                                                                  20
                                                                             ---

                                                      Number
                                                     of Shares
                                                     ---------
SHORT-TERM INVESTMENT - 0.8%
Provident Institutional
  TempFund, 6.30%*, 11/01/00                         962,734                962
                                                                      ---------
TOTAL SHORT-TERM INVESTMENT
  (Cost $962)                                                                962
                                                                      ---------
TOTAL INVESTMENTS - 100.5%
  (Cost $122,226)                                                        129,698
                                                                      ---------
OTHER ASSETS AND LIABILITIES, NET - (0.5%)
  Other assets                                                               527
  Liabilities                                                            (1,161)
                                                                      ---------
                                                                           (634)
                                                                      ---------
TOTAL NET ASSETS - 100.0%                                              $ 129,064
                                                                      =========

See accompanying Notes to Schedules of Investments and Notes to Financial Statements.

INSTITUTIONAL SELECT(TM) SMALL-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2000

                                                         Number            Value
                                                        of Shares         (000s)
                                                        ---------         ------
COMMON STOCK -- 100.0%
AEROSPACE / DEFENSE -- 0.3%
GenCorp., Inc.                                              8,200         $   69
Kaman Corp., Class A                                        4,500             65
                                                                          ------
                                                                             134
                                                                          ------
AIR TRANSPORTATION -- 0.4%
AAR Corp.                                                   5,000             60
Mesa Air Group, Inc.+                                       6,500             38
Midwest Express Holdings, Inc.+                             2,800             53
                                                                          ------
                                                                             151
                                                                          ------
ALCOHOLIC BEVERAGES -- 0.4%
Constellation Brands, Inc., Class A+                        3,500            171
                                                                          ------

APPAREL -- 3.5%
Ashworth, Inc.+                                             2,700             20
Brown Shoe Co., Inc.                                        3,800             37
Cone Mills Corp.+                                           5,000             21
Cyrk International, Inc.+                                   3,100             12
Footstar, Inc.+                                             3,800            136
Goody's Family Clothing, Inc.+                              6,400             23
Haggar Corp.                                                1,500             19
Hartmarx Corp.+                                             5,600             15
J. Baker, Inc.                                              2,700             11
Jo-Ann Stores, Inc., Class A+                               3,300             21
K-Swiss, Inc., Class A                                      2,100             58
Kellwood Co.                                                4,600             89
The Men's Wearhouse, Inc.+                                  8,000            234
Nautica Enterprises, Inc.+                                  6,000             76
Oxford Industries, Inc.                                     1,500             26
Pacific Sunwear of California+                              6,100            125
Phillips-Van Heusen Corp.                                   5,300             63
Quiksilver, Inc.+                                           4,200             80
Stride Rite Corp.                                           8,000             43
The Dixie Group, Inc.+                                      2,300              7
The Dress Barn, Inc.+                                       3,600             90
The Gymboree Corp.+                                         4,400             39
Wet Seal, Inc., Class A+                                    2,700             51
Wolverine World Wide, Inc.                                  7,800             84
                                                                          ------
                                                                           1,380
                                                                          ------

AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 2.6%
A.O. Smith Corp., Class B                                   4,500             64
Arctic Cat, Inc.                                            5,000             64
Discount Auto Parts, Inc.+                                  3,100             22
Fleetwood Enterprises, Inc.                                 6,300         $   83
Group 1 Automotive, Inc.+                                   4,200             42
Monaco Coach Corp.+                                         3,600             61
Myers Industries, Inc.                                      4,191             56
O'Reilly Automotive, Inc.+                                  9,900            178
Oshkosh Truck Corp.                                         3,200            132
Simpson Industries, Inc.                                    3,500             41
Spartan Motors, Inc.                                        2,700              7
Standard Motor Products, Inc.                               2,100             18
TBC Corp.+                                                  4,100             20
Thor Industries, Inc.                                       2,300             46
Titan International, Inc.                                   4,000             18
Tower Automotive, Inc.+                                     9,200            101
Winnebago Industries, Inc.                                  4,000             46
                                                                          ------
                                                                             999
                                                                          ------
BANKS -- 7.4%
Anchor Bancorp. Wisconsin, Inc.                             4,300             66
Centura Banks, Inc.                                         7,700            296
Chittenden Corp.                                            5,100            135
Community First Bankshares, Inc.                            8,600            133
Cullen/Frost Bankers, Inc.                                 10,000            333
First Bancorp./Puerto Rico                                  5,300            122
First Midwest Bancorp., Inc.                                7,900            198
GBC Bancorp                                                 2,200             70
Hudson United Bancorp                                       9,400            210
Imperial Bancorp.+                                          8,800            214
MAF Bancorp., Inc.                                          4,400            106
Provident Bankshares Corp.                                  5,262            100
Queens County Bancorp., Inc.                                3,900            109
Riggs National Corp.,
  Washington, D.C                                           5,300             60
Southwest Bancorp. of Texas, Inc.+                          5,600            204
Susquehanna Bancshares, Inc.                                7,600            107
The South Financial Group, Inc.                             8,300             85
United Bankshares, Inc.                                     8,100            158
Whitney Holding Corp.                                       4,500            166
                                                                          ------
                                                                           2,872
                                                                          ------

BUSINESS MACHINES & SOFTWARE - 1.8%
Analogic Corp.                                              2,600             92
Auspex Systems, Inc.+                                       5,500             56
Caci International, Inc., Class A+                          2,200             45
Digi International, Inc.+                                   2,900             21
Epicor Software Corp.+                                      7,700             15
Exabyte Corp.+                                              4,400             34
Flow International Corp.+                                   2,800             35

38

                                                         Number           Value
                                                        of Shares         (000s)
                                                        ---------         ------

Hanger Orthopedic Group, Inc.+                           3,700            $   12
Input/Output, Inc.+                                      9,800                83
MICROS Systems, Inc.+                                    3,200                63
Read-Rite Corp.+                                        12,300                91
Telxon Corp.+                                            3,400                76
Xircom, Inc.+                                            5,700                81
                                                                          ------
                                                                             704
                                                                          ------
BUSINESS SERVICES -- 9.3%
Aaron Rents, Inc.                                        3,700                62
ABM Industries, Inc.                                     4,300               120
Alliance Semiconductor Corp.+                            7,700               154
Analysts International Corp.                             4,800                30
Angelica Corp.                                           1,700                15
Avant! Corp.+                                            7,600               128
Billing Concepts Corp.+                                  7,700                23
Bowne & Co., Inc.                                        6,400                54
Brady Corp., Class A                                     4,300               133
Brooktrout Technology, Inc.+                             2,300                33
CDI Corp.+                                               3,800                60
Cerner Corp.+                                            6,500               403
Chemed Corp.                                             2,000                66
Ciber, Inc.+                                            11,300                88
Computer Task Group, Inc.                                3,900                20
Edgewater Technology, Inc.+                              5,600                27
ePresence, Inc.+                                         4,300                30
F.Y.I., Inc.+                                            3,000               120
Franklin Covey Co.+                                      3,900                31
G & K Services, Inc., Class A                            4,000               110
HA-LO Industries, Inc.+                                 11,800                46
HNC Software, Inc.+                                      6,200               126
Information Resources, Inc.+                             5,300                28
Insteel Industries, Inc.                                 1,700                 6
John H. Harland Co.                                      5,300                74
Kroll-O'Gara Co.+                                        4,200                25
MAXIMUS, Inc.+                                           4,300               106
Nashua Corp.                                             1,000                 6
National Data Corp.                                      6,300               240
New England Business Service,
  Inc                                                    2,500                43
Orbital Sciences Corp.+                                  7,300                58
PAXAR Corp.+                                             9,000                74
Pegasus Solutions, Inc.+                                 5,000                85
Performance Food Group Co.+                              2,700               109
Phoenix Technologies Ltd.+                               5,200                84
PolyOne Corp.                                           19,000               150
Profit Recovery Group
  International, Inc.+                                   9,600            $   52
QRS Corp.+                                               2,800                24
S3, Inc.+                                               17,700               160
Seacor Smit, Inc.+                                       3,300               138
Standard Register Co.                                    5,000                60
Tetra Technology, Inc.+                                  2,600                38
URS Corp.+                                               3,000                38
Volt Information Sciences, Inc.+                         3,100                67
Washington Group
  International, Inc.+                                  10,200               107
                                                                          ------
                                                                           3,651
                                                                          ------
CHEMICAL -- 1.8%
Arch Chemicals, Inc.                                     4,300                84
Chemfirst, Inc.                                          3,100                71
Lilly Industries, Inc., Class A                          4,400               132
OM Group, Inc.                                           4,600               213
Omnova Solutions, Inc.                                   7,100                40
Quaker Chemical Corp.                                    1,700                29
Tredegar Corp.                                           7,500               143
                                                                          ------
                                                                             712
                                                                          ------

CONSTRUCTION -- 3.7%
Apogee Enterprises, Inc.                                 5,500                29
Building Materials Holding Corp.+                        2,200                19
D.R. Horton, Inc.                                       12,980               240
Elcor Corp.                                              3,800                59
Florida Rock Industries, Inc.                            3,600               140
Interface, Inc.                                          9,900                90
Lawson Products, Inc.                                    1,800                49
NVR, Inc.+                                               1,800               186
Republic Group, Inc.                                     2,300                43
Simpson Manufacturing, Inc.+                             2,300                98
Standard Pacific Corp.                                   5,700               107
Texas Industries, Inc.                                   4,100                96
The Ryland Group, Inc.                                   2,400                77
Toll Brothers, Inc.+                                     7,000               228
                                                                          ------
                                                                           1,461
                                                                          ------

CONSUMER - DURABLE -- 3.1%
Applica, Inc.+                                           4,900                25
Bassett Furniture Industries, Inc.                       2,200                28
Champion Enterprises, Inc.+                              8,000                31
Coachmen Industries, Inc.                                3,000                25
Ethan Allen Interiors, Inc.                              7,600               222

INSTITUTIONAL SELECT(TM) SMALL-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2000

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ---------       ------


Griffon Corp.+                                             5,700          $   43
La-Z-Boy, Inc.                                            11,700             184
Linens 'N Things, Inc.+                                    7,700             237
National Presto Industries, Inc.                           1,400              43
Royal Appliance Mfg. Co.+                                  2,500              14
Salton, Inc.+                                              2,300              53
Skyline Corp.                                              1,700              37
SLI, Inc.                                                  6,800              56
Sturm, Ruger & Co., Inc.                                   5,300              45
Thomas Industries, Inc.                                    3,000              63
Toro Co.                                                   2,400              84
                                                                          ------
                                                                           1,190
                                                                          ------

CONSUMER - NONDURABLE -- 2.8%
A.T. Cross Co., Class A+                                   3,300              16
Action Performance Cos., Inc.+                             3,000               7
CEC Entertainment, Inc.+                                   5,300             169
Consolidated Products, Inc.+                               5,500              42
Department 56, Inc.+                                       2,900              41
Huffy Corp.+                                               2,100              21
IHOP Corp.+                                                3,900              82
JAKKS Pacific, Inc.+                                       3,500              31
Landry's Seafood
  Restaurants, Inc.+                                       3,900              31
Luby's, Inc.                                               4,200              25
Midway Games, Inc.+                                        7,000              54
Panera Bread Co., Class A+                                 2,300              47
Regis Corp.                                                7,800             118
Ruby Tuesday, Inc.                                        11,800             160
Russ Berrie & Co., Inc.                                    3,900              88
Ryan's Family Steak Houses, Inc.+                          6,400              54
Taco Cabana, Inc., Class A+                                2,600              22
The Marcus Corp.                                           5,800              82
                                                                          ------
                                                                           1,090
                                                                          ------
ELECTRONICS -- 7.1%
Allen Telecom, Inc.+                                       5,400             101
Anixter International, Inc.+                               7,200             175
Audiovox Corp., Class A+                                   4,300              59
Avid Technology, Inc.+                                     4,900              68
AVT Corp.+                                                 5,900              37
Belden, Inc.                                               4,900             127
Benchmark Electronics, Inc.+                               3,700             149
BMC Industries, Inc.                                       5,200              31
Cable Design Technologies Corp.+                           8,250             190
Checkpoint Systems, Inc.+                                  5,700              45
Electroglas, Inc.+                                         3,900          $   55
ESS Technology, Inc.+                                      8,400             130
Esterline Technologies Corp.+                              3,300              74
Gerber Scientific, Inc.                                    5,200              42
Harman International
  Industries, Inc.                                         6,600             317
Hutchinson Technology, Inc.+                               4,900             107
Innovex, Inc.+                                             2,800              39
Intermagnetics General Corp.+                              2,575              66
Itron, Inc.+                                               2,800              16
Kent Electronics Corp.+                                    5,600             104
Mayors Jewelers Inc.+                                      3,000              11
Park Electrochemical Corp.                                 2,100             139
Photronics, Inc.+                                          5,700             129
Pioneer Standard Electronics, Inc.                         5,200              72
Silicon Valley Group, Inc.+                                6,500             214
SpeedFam-IPEC, Inc.+                                       5,700              54
Standard Microsystems Corp.+                               3,000              72
Symmetricom, Inc.+                                         4,350              55
THQ, Inc.+                                                 3,700              76
                                                                          ------
                                                                           2,754
                                                                          ------

ENERGY - RAW MATERIALS -- 1.9%
Friede Goldman Halter, Inc.+                               9,300              53
Kirby Corp.+                                               4,800              89
Louis Dreyfus Natural Gas Corp.+                           8,300             266
Offshore Logistics, Inc.+                                  4,100              71
Seitel Corp.+                                              4,700              71
Southwestern Energy Co.+                                   4,800              38
Swift Energy Co.+                                          4,300             140
                                                                          ------
                                                                             728
                                                                          ------

FOOD & AGRICULTURE -- 4.6%
Agribrands International, Inc.+                            2,000              87
American Italian Pasta Co.,
  Class A+                                                 3,400              68
Chiquita Brands International, Inc.+                      12,800              25
Corn Products International, Inc.                          6,900             173
Dimon, Inc.                                                8,300              25
Earthgrains Co.                                            8,100             164
Fleming Cos., Inc.                                         7,400             105
International Multifoods Corp.                             3,600              61
J & J Snack Foods Corp.+                                   1,700              23
Lindsay Manufacturing Co.                                  2,300              48
Michael Foods, Inc.                                        3,400              92
Mississippi Chemical Corp.                                 5,100              23

40

                                                          Number          Value
                                                        of Shares         (000s)
                                                        ---------         ------

Nash Finch Co.                                            2,300           $   28
Ralcorp Holdings, Inc.+                                   5,900               83
Smithfield Foods, Inc.+                                  10,800              310
The Scotts Co., Class A+                                  5,500              197
United Natural Foods, Inc.+                               3,500               44
Whole Foods Market, Inc.+                                 5,100              236
                                                                          ------
                                                                           1,792
                                                                          ------

HEALTHCARE / DRUGS & MEDICINE - 8.1%
Bindley Western Industries, Inc.                          6,733              242
Conmed Corp.+                                             2,800               41
Cooper Cos., Inc.                                         2,700               97
Coventry Health Care, Inc.+                              11,600              212
Curative Health Services, Inc.+                           1,900               10
Datascope Corp.                                           2,800               97
Diagnostic Products Corp.                                 2,800              128
Dura Pharmaceuticals, Inc.+                               8,600              296
Hologic, Inc.+                                            3,000               20
Idexx Laboratories, Inc.+                                 6,800              163
Invacare Corp.                                            5,900              168
Laser Vision Centers, Inc.+                               4,700               19
Nature's Sunshine Products, Inc.                          3,400               24
Osteotech, Inc.+                                          2,600               14
Owens & Minor, Inc.                                       6,500               98
Parexel International Corp.+                              4,700               41
Pediatrix Medical Group, Inc.+                            3,000               48
Pharmaceutical Product
  Development, Inc.+                                      4,800              150
PolyMedica Corp.+                                         2,500              144
Province Healthcare Co.+                                  5,900              249
Respironics, Inc.+                                        5,700              112
Sierra Health Services, Inc.+                             4,800               26
Sola International, Inc.+                                 4,700               20
Spacelabs Medical, Inc.+                                  1,900               20
Sunrise Medical, Inc.+                                    4,200               39
Theragenics Corp.+                                        5,500               26
Universal Health Services, Class B+                       5,700              478
US Oncology, Inc.+                                       17,600               95
Vital Signs, Inc.                                         2,400               75
                                                                          ------
                                                                           3,152
                                                                          ------

INSURANCE - 4.3%
Delphi Financial Group, Inc.,
  Class A+                                                3,845              142
E.W. Blanch Holdings, Inc.                                2,500               47
Enhance Financial Services
  Group, Inc.                                             7,400               86
First American Corp.                                     12,300              258
Fremont General Corp.                                    13,500               49
Insurance Auto Auctions, Inc.+                            2,200               26
Mutual Risk Management Ltd.                               8,000              145
Radian Group, Inc.                                        7,400              524
RLI Corp.                                                 1,900               74
SCPIE Holdings, Inc.                                      2,000               38
Selective Insurance Group, Inc.                           4,900               85
Trenwick Group Ltd.                                       6,100              120
Zenith National Insurance Corp.                           3,300               75
                                                                          ------
                                                                           1,669
                                                                          ------
MEDIA - 0.7%
Consolidated Graphics, Inc.+                              2,600               28
Network Equipment
  Technologies, Inc.+                                     4,200               40
Penton Media, Inc.                                        6,100              186
Thomas Nelson, Inc.                                       2,700               18
                                                                          ------
                                                                             272
                                                                          ------

MISCELLANEOUS - 1.0%
C-Cube Microsystems, Inc.+                                9,500              185
Pac-West Telecomm, Inc.+                                  6,900               60
Spherion Corp.+                                          12,900              153
                                                                          ------
                                                                             398
                                                                          ------

MISCELLANEOUS FINANCE - 7.3%
AmeriCredit Corp.+                                       14,900              400
Cash America International, Inc.                          4,900               25
Commercial Federal Corp.                                 10,800              189
Dain Rauscher Corp.                                       2,400              225
Downey Financial Corp.                                    5,500              263
Fidelity National Financial, Inc.                        12,900              317
Jefferies Group, Inc.                                     4,700              128
MDC Holdings, Inc.                                        4,300              118
Morgan Keegan, Inc.                                       5,500              110
National Discount Broker
  Group, Inc.+                                            4,100              200
Penford Corp.                                             1,500               19
Raymond James Financial, Inc.                             8,900              301
Southwest Securities Group                                2,970               84
Staten Island Bancorp., Inc.                              7,100              137
Tucker Anthony Sutro                                      4,400              102
Washington Federal, Inc.                                 10,100              225
                                                                          ------
                                                                           2,843
                                                                          ------

INSTITUTIONAL SELECT(TM) SMALL-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
October 31, 2000

                                                         Number            Value
                                                        of Shares         (000s)
                                                        ---------         ------

NON-FERROUS METALS - 2.0%
A.M. Castle & Co.                                         2,800           $   28
Brush Wellman, Inc.                                       3,100               63
Commercial Metals Co.                                     2,700               74
Commonwealth Industries, Inc.                             3,000               17
IMCO Recycling, Inc.                                      3,000               17
Mueller Industries, Inc. (b)+                             6,800              159
Reliance Steel & Aluminum Co.                             5,300              126
RTI International Metals, Inc.+                           4,100               59
Stillwater Mining Co.+                                    7,400              215
Wolverine Tube, Inc.+                                     2,300               31
                                                                          ------
                                                                             789
                                                                          ------
OIL - DOMESTIC - 2.1%
Nuevo Energy Co.+                                         3,400               62
Patina Oil & Gas Corp.                                    3,300               58
Pride International, Inc.+                               12,600              319
Remington Oil & Gas Corp.+                                4,100               38
St. Mary Land & Exploration Co.                           4,300              101
Vintage Petroleum, Inc.                                  12,300              260
                                                                          ------
                                                                             838
                                                                          ------

OPTICAL & PHOTO - 0.1%
CPI Corp.                                                 1,700               34
                                                                          ------
PAPER & FOREST PRODUCTS -- 0.7%
Caraustar Industries, Inc.                                4,800               48
Chesapeake Corp.                                          2,900               57
Deltic Timber Corp.                                       2,400               47
Lydall, Inc.+                                             3,100               33
Pope & Talbot, Inc.                                       2,900               45
Universal Forest Products, Inc.                           3,800               51
                                                                          ------
                                                                             281
                                                                          ------

PRODUCER GOODS & MANUFACTURING - 6.6%
Applied Industrial
  Technologies, Inc.                                      3,900               66
AptarGroup, Inc.                                          6,900              143
Astec Industries, Inc.+                                   3,600               37
Baldor Electric, Co.                                      6,500              129
Barnes Group, Inc.                                        3,500               67
BE Aerospace, Inc.+                                       4,700               78
Butler Manufacturing Co.                                  1,300               32
CLARCOR, Inc.                                             4,600               88
Fedders Corp.                                             6,800               29
Foster Wheeler Corp.                                      7,800               58
Gardner Denver, Inc.+                                     2,900               53
Hughes Supply, Inc.                                       4,700               88
IDEX Corp.                                                6,000              194
Ionics, Inc.+                                             3,100               65
JLG Industries, Inc.                                      8,700              121
Lennox International, Inc.                               10,912               87
MascoTech, Inc.                                           8,600              144
Material Sciences Corp.+                                  3,000               30
Milacron, Inc.                                            6,800              108
Oceaneering International, Inc.+                          4,500               63
Regal Beloit                                              4,000               67
Robbins & Myers, Inc.                                     2,100               51
Shaw Group, Inc.+                                         3,800              310
SPS Technologies, Inc.+                                   2,400              124
Standex International Corp.+                              2,400               44
Tenneco Automotive, Inc.                                  6,600               28
Ultratech Stepper, Inc.+                                  4,000               94
Valmont Industries, Inc.                                  4,500               92
Watsco, Inc.                                              5,500               52
Watts Industries, Inc., Class A                           4,900               55
                                                                          ------
                                                                           2,597
                                                                          ------
RETAIL - 4.5%
Ames Department Stores, Inc.+                             5,600               22
AnnTaylor Stores Corp.+                                   5,500              165
The Bombay Co., Inc.+                                     6,600               17
Books-A-Million, Inc.+                                    3,000                8
Burlington Coat Factory
  Warehouse Corp.                                         8,500              134
Casey's General Stores, Inc.                              9,700              121
The Cato Corp., Class A                                   5,100               61
Enesco Group, Inc.                                        2,500               17
Gottschalks, Inc.+                                        2,400               12
Great Atlantic & Pacific
  Tea Co., Inc.                                           7,300               73
Hancock Fabrics, Inc.                                     3,500               15
Lillian Vernon Corp.                                      1,700               16
Michaels Stores, Inc.+                                    7,000              170
Pep Boys-Manny, Moe, & Jack                              10,000               45
Pier 1 Imports, Inc.                                     18,600              246
School Specialty, Inc.+                                   3,300               51
ShopKo Stores, Inc.+                                      6,400               41
Stein Mart, Inc.+                                         8,100              126
United Stationers, Inc.+                                  6,700              201
Zale Corp.+                                               6,800              230
                                                                          ------
                                                                           1,771
                                                                          ------

                                                      Number          Value
                                                    of Shares         (000s)
                                                    ---------         ------

STEEL - 0.7%
Amcast Industrial Corp.                               1,700          $     17
Birmingham Steel Corp.+                               5,800                14
Cleveland-Cliffs, Inc.                                2,000                41
Intermet Corp.                                        4,700                35
Quanex Corp.                                          2,700                53
Steel Dynamics, Inc.+                                 8,900               107
Steel Technologies, Inc.                              2,100                12
                                                                     --------
                                                                          279
                                                                     --------

TELEPHONE - 0.5%
General Communication, Inc.,
  Class A+                                           10,300                80
Inter-Tel, Inc.                                       4,900                57
Telcom Semiconductor, Inc.+                           3,500                49
                                                                     --------
                                                                          186
                                                                     --------
TOBACCO - 0.1%
Schweitzer-Mauduit International, Inc.                3,000                49
                                                                     --------
TRAVEL & RECREATION - 1.7%
Anchor Gaming, Inc.+                                  2,300               195
Aztar Corp.+                                          7,600               115
Central Parking Corp.                                 7,300               140
K2, Inc.+                                             3,500                33
Pinnacle Entertainment, Inc.+                         4,900               112
Prime Hospitality Corp.+                              8,400                80
                                                                     --------
                                                                          675
                                                                     --------
TRUCKING & FREIGHT - 2.0%
American Freightways Corp.+                           6,300               102
Arkansas Best Corp.+                                  3,800                61
Fritz Cos., Inc.+                                     6,900                56
Frozen Food Express
  Industries, Inc.+                                   4,600                10
M.S. Carriers, Inc.+                                  2,200                34
Roadway Express, Inc.                                 3,700                76
Rollins Truck Leasing Corp.                          10,800                57
USFreightways Corp.                                   5,300               136
Wabash National Corp.                                 4,300                34
Werner Enterprises, Inc.                              8,900               125
Yellow Corp.+                                         4,700                85
                                                                     --------
                                                                          776
                                                                     --------
UTILITIES - ELECTRIC & GAS - 6.9%
American States Water Co.                             1,700                53
Atmos Energy Corp.                                    6,300               146
Avista Corp.                                          9,400               211
Bangor Hydro-Electric Co.                             1,400                34
Cascade Natural Gas Corp.                             2,100                39
Central Vermont Public
  Service Corp.                                       2,200                22
CH Energy Group, Inc.                                 3,200               126
Energen Corp.                                         5,900               169
Green Mountain Power Corp.                              900                 7
Laclede Gas Co.                                       3,600                79
New Jersey Resources Corp.                            3,400               136
Northwest Natural Gas Co.                             4,800               113
Northwestern Corp.                                    4,400                97
NUI Corp.                                             2,500                78
Philadelphia Suburban Corp.                           7,900               185
Piedmont Natural Gas Co., Inc.                        6,200               189
RGS Energy Group, Inc.                                6,700               198
Southern Union Co.+                                   9,404               177
Southwest Gas Corp.                                   6,000               125
UGI Corp.                                             5,200               121
UIL Holdings Corp.+                                   2,800               131
Unisource Energy Corp.
   Holding Co.                                        6,200                93
Veritas DGC, Inc.+                                    5,400               162

                                                                        2,691
                                                                     --------
TOTAL COMMON STOCK
  (Cost $37,081)                                                       39,089
                                                                     --------
SHORT-TERM INVESTMENT - 0.2%
Provident Institutional
  TempFund, 6.30%*, 11/1/00                          98,287                98
                                                                     --------
TOTAL SHORT-TERM INVESTMENT
  (Cost $98)                                                               98
                                                                     --------
TOTAL INVESTMENTS - 100.2%
  (Cost $37,179)                                                       39,187
                                                                     --------

OTHER ASSETS AND LIABILITIES, NET - (0.2%)
  Other assets                                                            590
  Liabilities                                                           (674)
                                                                     --------
                                                                         (84)
                                                                     --------
TOTAL NET ASSETS - 100.0%                                            $ 39,103
                                                                     ========

See accompanying Notes to Schedules of Investments and Notes to Financial Statements.

NOTES TO SCHEDULES OF INVESTMENTS
October 31, 2000


+        Non-income producing security.
*        Interest rate represents the yield on report date.
ADR      - American Depositary Receipt.
(a)      Yields shown are effective yields at time of purchase.
(b) These securities, or portion thereof, are being used to collateralize open futures contracts.

See accompanying Notes to Financial Statements.
44

STATEMENTS OF ASSETS AND LIABILITIES
(in thousands, except for net asset value per share)
October 31, 2000

                                                                                               Institutional Select(TM) Funds
                                                                                         -------------------------------------------
                                                                                                         Large-Cap        Small-Cap
                                                                                          S&P 500       Value Index      Value Index
                                                                                         ---------      -----------      -----------
ASSETS
Investments, at value (Cost: $358,039, $122,226,
   and $37,179, respectively)                                                             $ 381,471        $ 129,698       $  39,187
Cash held as collateral for securities on loan (see Note 6)                                   2,438              173             557
Receivables:
   Investments sold                                                                             185             --              --
   Fund shares sold                                                                             131              186               8
   Variation margin                                                                              22                8            --
   Dividends                                                                                    260              149              20
   Interest                                                                                       8                3               1
   Securities lending income                                                                   --               --                 1
Prepaid expenses                                                                                 15                8               3
                                                                                          ---------        ---------       ---------
     Total assets                                                                           384,530          130,225          39,777
                                                                                          ---------        ---------       ---------

LIABILITIES
Collateral held for securities on loan (see Note 6)                                           2,438              173             557
Payables:
   Investments purchased                                                                       --                514              61
   Fund shares redeemed                                                                         269              384              11
   Transfer agency and shareholder service fees                                                --                  2            --
Accrued expenses                                                                                 96               88              45
                                                                                          ---------        ---------       ---------

     Total liabilities                                                                        2,803            1,161             674
                                                                                          ---------        ---------       ---------

Net assets applicable to outstanding shares                                               $ 381,727        $ 129,064       $  39,103
                                                                                          =========        =========       =========
NET ASSETS CONSIST OF:
Paid-in capital                                                                           $ 358,549        $ 118,835       $  34,779
Undistributed net investment  income                                                          2,967            1,411             246
Accumulated net realized gain (loss) on investments
     sold and futures contracts                                                              (3,184)           1,365           2,070
Net unrealized appreciation on investments and futures
     contracts                                                                               23,395            7,453           2,008
                                                                                          ---------        ---------       ---------
                                                                                          $ 381,727        $ 129,064       $  39,103
                                                                                          =========        =========       =========
PRICING OF SHARES:
Outstanding shares, $0.00001 par value (unlimited shares authorized)                         33,887           11,283           3,483
Net asset value, offering and redemption price per share                                  $   11.26        $   11.44       $   11.23


                                                                              45
See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS (in thousands)
For the year ended October 31, 2000

                                                                                             Institutional Select(TM) Funds
                                                                                        ---------------------------------------
                                                                                                        Large-Cap     Small-Cap
                                                                                          S&P 500      Value Index   Value Index
                                                                                         -------      -----------   -----------
Investment income:
   Dividends (net of foreign tax withheld of
      $18, $10, and $0, respectively)                                                     $  3,714      $  1,806      $    403
   Interest                                                                                    284            73            12
   Securities lending                                                                           36            10            11
                                                                                          --------      --------      --------

     Total investment income                                                                 4,034         1,889           426
                                                                                          --------      --------      --------


Expenses:
   Investment advisory and administration fees                                                 615           200            87
   Transfer agency and shareholder service fees                                                331           100            35
   Custodian fees                                                                               73            99            44
   Portfolio accounting fees                                                                    45            13             5
   Registration fees                                                                            79            38            16
   Professional fees                                                                            21            13            12
   Shareholder reports                                                                          44            22            11
   Trustees' fees                                                                                7             6             6
   Interest expense                                                                              1            --             1
   Proxy fees                                                                                   23             8             3
   Other expenses                                                                               19            14            13
                                                                                          --------      --------      --------
                                                                                             1,258           513           233
Less:expenses reduced (see Note 4)                                                            (736)         (255)         (135)
                                                                                          --------      --------      --------

     Net expenses incurred by fund                                                             522           258            98
                                                                                          --------      --------      --------

Net investment income                                                                        3,512         1,631           328
                                                                                          --------      --------      --------

Net realized gain (loss) on investments and futures contracts:
     Net realized gain (loss) on investments sold                                           (2,996)        1,398         2,019
     Net realized gain (loss) on futures contracts                                             (43)          (21)           45
                                                                                          --------      --------      --------
       Net realized gain (loss) on investments and futures contracts                        (3,039)        1,377         2,064
                                                                                          --------      --------      --------
Change in net unrealized appreciation (depreciation) on investments and futures contracts:
     Net unrealized appreciation on investments                                             13,266         7,002         3,802
     Net unrealized appreciation (depreciation) on futures contracts                          (171)          (28)           14
                                                                                          --------      --------      --------
       Net unrealized appreciation on investments and futures contracts                     13,095         6,974         3,816
                                                                                          --------      --------      --------
Net gain on investments                                                                     10,056         8,351         5,880
                                                                                          --------      --------      --------
Increase in net assets resulting from operations                                          $ 13,568      $  9,982      $  6,208
                                                                                          ========      ========      ========

See accompanying Notes to Financial Statements.
46

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the periods ended October 31,

                                                                                Institutional Select(TM) Funds
                                                      ------------------------------------------------------------------------------
                                                                                          Large-Cap                   Small-Cap
                                                              S&P 500                    Value Index                 Value Index
                                                      -----------------------    ----------------------      -----------------------

                                                         2000          1999+        2000          1999+         2000        1999+
                                                      ---------     ---------    ---------     ---------     ---------   ---------
Operations:
   Net investment income                              $   3,512     $   1,563    $   1,631     $     573     $     328   $     221
   Net realized gain (loss) on investments
     and futures contracts                               (3,039)          309        1,377           873         2,064       1,310
   Net unrealized appreciation (depreciation)
     on investments and futures contracts                13,095        10,300        6,974           479         3,816      (1,808)
                                                      ---------     ---------    ---------     ---------     ---------   ---------
   Increase (decrease) in net assets resulting
     from operations                                     13,568        12,172        9,982         1,925         6,208        (277)
                                                      ---------     ---------    ---------     ---------     ---------   ---------
Dividends and distributions:
   Dividends to shareholders from
     net investment income                               (2,118)           --         (802)           --          (303)         --
   Distributions to shareholders
     from net capital gains                                (454)           --         (885)           --        (1,304)         --
                                                      ---------     ---------    ---------     ---------     ---------   ---------
Total dividends and distributions
     to shareholders                                     (2,572)           --       (1,687)           --        (1,607)         --
                                                      ---------     ---------    ---------     ---------     ---------   ---------

Capital share transactions:
   Proceeds from shares sold                            211,355       245,377       74,538        73,458        14,346      33,450
   Net asset value of shares issued in
     reinvestment of dividends                            2,148            --        1,533            --         1,279          --
   Early withdrawal fees (see Note 8)                        23            25           23            11            14           7
   Payments for shares redeemed                         (81,271)      (19,098)     (26,810)       (3,909)      (12,781)     (1,536)
                                                      ---------     ---------    ---------     ---------     ---------   ---------
   Increase in net assets from capital
     share transactions                                 132,255       226,304       49,284        69,560         2,858      31,921
                                                      ---------     ---------    ---------     ---------     ---------   ---------
Total increase in net assets                            143,251       238,476       57,579        71,485         7,459      31,644


Net assets:
   Beginning of period                                  238,476            --       71,485            --        31,644          --
                                                      ---------     ---------    ---------     ---------     ---------   ---------
   End of period (including undistributed
     net investment income of $2,967, $1,563,
      $1,411, $573, $246, and $221, respectively)     $ 381,727     $ 238,476    $ 129,064     $  71,485     $  39,103   $  31,644
                                                      =========     =========    =========     =========     =========   =========
Number of fund shares:
   Sold                                                  18,781        24,038        6,975         7,066         1,425       3,351
   Reinvested                                               193            --          148            --           134          --
   Redeemed                                              (7,297)       (1,828)      (2,535)         (371)       (1,275)       (152)
                                                      ---------     ---------    ---------     ---------     ---------   ---------
   Net increase in shares outstanding                    11,677        22,210        4,588         6,695           284       3,199
Shares outstanding:
   Beginning of period                                   22,210            --        6,695            --         3,199          --
                                                      ---------     ---------    ---------     ---------     ---------   ---------
   End of period                                         33,887        22,210       11,283         6,695         3,483       3,199
                                                      =========     =========    =========     =========     =========   =========

+ For the period from February 1, 1999 (commencement of operations) to October 31, 1999.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

 INSTITUTIONAL SELECT(TM)                    11/1/99-    2/1/99*-
 S&P 500 FUND                                10/31/00    10/31/99

PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period                        10.74          10.00
                                                            -------------------------------
 Income from investment operations:

    Net investment income                                      0.11           0.07

    Net realized and unrealized gain on investments            0.52          0.67
                                                            -------------------------------
    Total income from investment operations                    0.63           0.74
                                                            -------------------------------
Less distributions:

    Dividends from net investment income                      (0.09)            --

    Distributions from capital gains                          (0.02)            --
                                                            -------------------------------
    Total distributions                                       (0.11)            --
                                                            -------------------------------
Net asset value at end of period                              11.26          10.74
                                                            -------------------------------
Total return (%)                                               5.86           7.40 1

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average net assets         0.15 3         0.13 2

 Expense reductions reflected in above ratio                   0.22           0.42 2

 Ratio of net investment income to average net assets          1.06           1.37 2

 Portfolio turnover rate                                          6              1

 Net assets, end of period ($ x 1,000,000)                      382            238

*  Commencement of operations.
1  Not annualized.
2  Annualized.
3 Would have been 0.16% if certain non-routine expenses (proxy fees) had been included.

See accompanying Notes to Financial Statements.
48

 INSTITUTIONAL SELECT(TM)                                   11/1/99-      2/1/99*-
 Large-cap Value Index Fund                                 10/31/00      10/31/99

PER-SHARE DATA ($)
------------------------------------------------------------------------------------------
Net asset value at beginning of period                        10.68        10.00
                                                         ------------------------------
Income from investment operations:

    Net investment income                                      0.15         0.09

    Net realized and unrealized gain on investments            0.84         0.59
                                                         ------------------------------

    Total income from investment operations                    0.99         0.68
                                                         ------------------------------

Less distributions:

    Dividends from net investment income                      (0.11)          --

    Distributions from capital gains                          (0.12)          --
                                                         ------------------------------
    Total distributions                                       (0.23)          --
                                                         ------------------------------
Net asset value at end of period                              11.44        10.68
                                                         ------------------------------
Total return (%)                                               9.48        6.80 1

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average net assets         0.25 3       0.21 2

 Expense reductions reflected in above ratio                   0.25         0.49 2

 Ratio of net investment income to average net assets          1.64         1.62 2

 Portfolio turnover rate                                         27           19

 Net assets, end of period ($ x 1,000,000)                      129           71



*  Commencement of operations.

1  Not annualized.

2  Annualized.

3 Would have been 0.26% if certain non-routine expenses (proxy fees) had been included.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

 INSTITUTIONAL SELECT(TM)                                11/1/99-      2/1/99*-
 Small-Cap Value Index Fund                              10/31/00      10/31/99

PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period                       9.89       10.00
                                                       -------------------------
Income from investment operations:

    Net investment income                                    0.09        0.07

    Net realized and unrealized gain (loss)
        on investments                                       1.74       (0.18)
                                                       -------------------------
    Total income (loss) from investment operations           1.83       (0.11)
                                                       -------------------------
Less distributions:

    Dividends from net investment income                    (0.09)         --

    Distributions from capital gains                        (0.40)         --
                                                       -------------------------
    Total distributions                                     (0.49)         --
                                                       -------------------------
Net  asset value at end of period                           11.23        9.89
                                                       -------------------------
    Total return (%)                                        19.42       (1.10) 1


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets        0.27 3      0.00 2

Expense reductions reflected in above ratio                  0.38        0.98 2

Ratio of net investment income to average net assets         0.94        1.25 2

Portfolio turnover rate                                        71          38

Net assets, end of period ($ x 1,000,000)                      39          32

*   Commencement of operations.
1   Not annualized.
2   Annualized.
3 Would have been 0.28% if certain non-routine expenses (proxy fees) had been included.

See accompanying Notes to Financial Statements.
50

NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 2000
(All currency amounts are in thousands unless otherwise noted.)

1. DESCRIPTION OF THE FUNDS

The Institutional Select(TM) S&P 500 Fund, Institutional Select(TM) Large-Cap Value Index Fund and Institutional Select(TM) Small-Cap Value Index Fund (the "funds") are series of Schwab Capital Trust (the "trust"), a no-load, open-end management investment company organized as a Massachusetts business trust on May 7, 1993, and registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In addition to the funds, the trust also offers the Schwab
Total Stock Market Index Fund(TM), Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R), Schwab International Index Fund(R), Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, Schwab MarketTrack Conservative Portfolio, Schwab MarketTrack All Equity Portfolio, Schwab Analytics Fund(R), Schwab MarketManager Growth Portfolio, Schwab MarketManager Balanced Portfolio, Schwab MarketManager Small Cap Portfolio, Schwab MarketManager International Portfolio, Communications Focus Fund, Financial Services Focus Fund, Health Care Focus Fund, and Technology Focus Fund. The assets of each series are segregated and accounted for separately.


2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- The funds' investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the funds' investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Futures contracts, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions, investment income and realized gains (losses) -- Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including accretion of discount) is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Futures contracts -- The funds may invest in futures contracts. The funds are required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents the daily fluctuation in the value of the contract. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

The funds will invest in these instruments to participate in the return of an index. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, or (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities. These risks may involve amounts exceeding the amount recognized in each fund's statement of operations at any given time.

As of October 31, 2000, the Institutional Select(TM) S&P 500 Fund and the Institutional Select(TM) Large-Cap Value Index Fund had the following open Index futures contracts:

                                         Type of      Number of    Contract                     Unrealized
Fund                                    Contract      Contracts      Value     Expiration      Depreciation
----                                   --------      ---------      -----     ------------     -------------
Institutional Select S&P 500 Fund     S&P 500 Index       3        $  1,080     12/15/00           $(37)
Institutional Select Large-Cap
   Value Index Fund                   S&P 500 Index       1             360     12/14/00            (19)

The eligible securities on deposit with brokers available to cover margin requirements for open futures positions at October 31, 2000, were $60 and $20, respectively, for the Institutional Select S&P 500 Fund and the Institutional Select Large-Cap Value Index Fund. The funds have segregated short-term investments and other securities for the remaining portion of the contract value.

Expenses -- Expenses arising in connection with a fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no Federal income tax provision is required. Each fund is considered a separate entity for tax purposes.

For Federal income tax purposes, the cost of securities owned at October 31, 2000 and the net realized gains or losses on securities sold for the period then ended was different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at October 31, 2000 for the Funds is as follows:

                                                        Federal      Net Unrealized    Appreciated    Depreciated
Fund                                                    Tax Cost       Appreciation     Securities     Securities
----                                                    --------     --------------    -----------    -----------

Institutional Select S&P 500 Fund                       $360,795     $ 20,639            $ 65,167     $(44,528)
Institutional Select Large-Cap Value Index Fund          124,885        4,794              17,416      (12,622)
Institutional Select(TM) Small-Cap Value Index Fund       38,081        1,106               6,040       (4,934)

At October 31, 2000, the unused capital loss carryforward, for Federal income tax purposes with expiration date, was as follows:


                                          Institutional Select(TM) Funds
                                          ------------------------------

        Capital Loss Expirations                      S&P 500
        ------------------------                      -------
               10/31/08                                 $465

Reclassifications -- Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

On the statements of assets and liabilities, the following reclassifications were made:

                                                                                                  Undistributed
                                                                                                  Net Investment
      Portfolio                                                                                       Income         Paid-In Capital
      ---------                                                                                   --------------     ---------------
Institutional Select(TM) S&P 500 Fund                                                                     $ 10                 $(10)
Institutional Select(TM) Large-Cap Value Index Fund                                                          9                   (9)

3.  TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the Institutional Select S&P 500 Fund pays an annual fee, payable monthly, of 0.18% of the first $1 billion of average daily net assets and 0.15% of such net assets over $1 billion, the Institutional Select Large-Cap Value Index Fund pays 0.20% of the first $1 billion of average daily net assets and 0.18% of such net assets over $1 billion and the Institutional Select(TM) Small-Cap Value Index Fund pays 0.25% of the first $1 billion of average daily net assets and 0.23% of such net assets over $1 billion. The investment adviser has waived or reduced its fee for the year ended October 31, 2000 (see Note 4).

Prior to February 29, 2000, the Institutional Select S&P 500 Fund paid an annual fee, payable monthly, of 0.20% of the first $1 billion of average daily net assets and 0.18% of such net assets over $1 billion for advisory services and facilities furnished.

Transfer agency and shareholder service agreements - The trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency services and 0.05% of such net assets for shareholder services. Schwab has waived or reduced a portion of its transfer agency and shareholder service fees for the year ended October 31, 2000 (see Note 4).

Officers and trustees - Certain officers and trustees of the trust are also officers and/or directors of the investment adviser and/or Schwab. During the year ended October 31, 2000, the trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act. The funds incurred fees aggregating $19 related to the trust's unaffiliated trustees.

As of October 31, 2000, the Institutional Select S&P 500 Fund held common stock of The Charles Schwab Corp., an affiliated issuer, with a current value of $1,466.

Interfund transactions -- For the year ended October 31, 2000, the Institutional Select S&P 500 Fund, the Institutional Select Large-Cap Value Index Fund and the Institutional Select Small-Cap Value Index Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common trustees and common officers. These purchases and sales transactions, made at current market value pursuant to Rule 17a-7 under the 1940 Act, were $120, $2,391 and $4,384, respectively.

NOTES TO FINANCIAL STATEMENTS (concluded)

4.  EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least December 31, 2005, total operating expenses of Institutional Select(TM) S&P 500 Fund, Institutional Select(TM) Large-Cap Value Index Fund and Institutional Select(TM) Small-Cap Value Index Fund will not exceed 0.15%, 0.25% and 0.32%, respectively, of each fund's average daily net assets, after waivers and reimbursements. For the purpose of this guarantee, operating expenses do not include interest, taxes and certain non-routine expenses. The actual operating expense ratio for the year ended October 31, 2000 did include non-routine expenses.

For the year ended October 31, 2000, the total of such fees and expenses reduced by the investment adviser was $404, $195, and $83, respectively, for the Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund. In addition, the total expenses reimbursed by the investment adviser was $152, $20, and $43 for the Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund, respectively. The total of such fees reduced by Schwab was $179, $41, and $9, respectively, for the Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund.

5.  BORROWING AGREEMENTS

The funds may obtain temporary bank loans through the trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has line of credit arrangements with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. As of the end of the report period there were no borrowings outstanding.

6.  SECURITIES LENDING

The Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund loaned securities to certain brokers, dealers and other financial institutions who paid the funds negotiated lenders' fees. The funds received cash collateral, letters of credit or U.S. Government securities against the loaned securities in an amount equal to 102% of the market value of the loaned securities at the inception of each loan. The loans were and at all times will be collateralized in an amount equal to at least 100% of the market value of the securities loaned.

                                                                                               Market Value of      Market Value of
         Fund                                                                                 Securities Loaned       Collateral
         ----                                                                                 -----------------     ----------------
Institutional Select S&P 500 Fund                                                                      $2,379                 $2,438
Institutional Select Large-Cap Value Index Fund                                                           169                    173
Institutional Select Small-Cap Value Index Fund                                                           549                    557

7.  INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations and U.S. Government securities, for the year ended October 31, 2000, were as follows:

                                                                                                                   Proceeds of Sales
              Fund                                                                                  Purchases       and Maturities
              ----                                                                                  ---------      -----------------
Institutional Select(TM) S&P 500 Fund                                                                $155,901               $ 18,975
Institutional Select(TM) Large-Cap Value Index Fund                                                    76,016                 26,541
Institutional Select(TM) Small-Cap Value Index Fund                                                    27,173                 24,776


8.  EARLY WITHDRAWAL FEES

The early withdrawal fees are retained by the funds and are treated as a contribution to capital.


                                                                                Early withdrawal fees on         Early withdrawal
              Fund                                                               redemption proceeds*           fees as of 10/31/00
              ----                                                              ------------------------         -------------------
Institutional Select S&P 500 Fund                                                            0.75%                           $23
Institutional Select Large-Cap Value Index Fund                                              0.75%                            23
Institutional Select Small-Cap Value Index Fund                                              0.75%                            14

* Attributable to shares purchased and held less than 180 days. Prior to May 1, 2000, the early withdrawal fees for Institutional Select S&P 500 Fund and Institutional Select Large-Cap Value Index Fund were 0.25% and 0.50%, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:

Institutional Select(TM) S&P 500 Fund,

Institutional Select(TM) Large-Cap Value Index Fund and

Institutional Select(TM) Small-Cap Value Index Fund


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund (three of the portfolios constituting Schwab Capital Trust)(hereafter collectively referred to as the "funds") at October 31, 2000, and the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

San Francisco, CA

December 12, 2000

TAX DESIGNATIONS (UNAUDITED)

Pursuant to section 854(b)(2) of the Internal Revenue Code, the funds hereby make the following designations as to the percentage of ordinary income dividends qualifying for the dividends received deduction for the fiscal year ended October 31, 2000.

      Institutional Select(TM) S&P 500 Fund             79%
      Institutional Select(TM) Large-Cap Value Fund     40%
      Institutional Select(TM) Small-Cap Value Fund     13%

PROXY VOTING RESULTS (UNAUDITED)

SHAREHOLDERS OF THE FUNDS COVERED IN THIS REPORT APPROVED ALL PROPOSALS DESCRIBED IN THE MOST RECENT SCHWABFUNDS(R) PROXY SOLICITATION. A special meeting of the shareholders of Schwab Capital Trust was held on June 1, 2000. The number of votes necessary to conduct the meeting and approve each proposal was obtained. The results of the votes of shareholders are listed below by proposal.

                                     FOR                    WITHHELD
--------------------------------------------------------------------------------
PROPOSAL 1

ELECTION OF TRUSTEES

Charles R. Schwab                289,830,691              68,146,593
Mariann Byerwalter               289,803,100              68,174,184
Jeremiah H. Chafkin              290,116,655              67,860,629
Donald F. Dorward                289,894,704              68,082,580
William A. Hasler                289,963,656              68,013,628
Robert G. Holmes                 290,075,539              67,901,745
Steven L. Scheid                 290,226,860              67,750,424
Gerald B. Smith                  290,102,267              67,875,017
Donald R. Stephens               290,162,159              67,815,125
Michael W. Wilsey                290,227,986              67,749,298


58

                         INSTITUTIONAL SELECT(TM) FUNDS


FUNDS DESIGNED TO MEET YOUR NEEDS

The Institutional Select Funds were designed with input from Investment Managers, who indicated a need for low-cost, tax-efficient index fund alternatives.

At Charles Schwab Investment Management, Inc. (CSIM), our goal is to understand the needs of our clients and then design investment tools that meet those needs. Through targeted research, we learned that our clients want low-cost index fund alternatives that offer accurate tracking potential and a proven management team. The Institutional Select Funds are a direct result of that research, and offer real advantages designed specifically for institutional-type investors.


CSIM - THE RIGHT RESOURCES FOR INVESTMENT MANAGERS

When we began in 1989, CSIM's primary focus was the retail customer, and today
- with more than 40 funds, 5 million SchwabFunds(R) shareholder accounts and over $120 billion in assets under management-we are a market leader.

Investment Managers represent a large and growing part of the overall customer base for Charles Schwab & Co., Inc. (Schwab). The Institutional Select Funds are the first of what we hope will be many new CSIM funds that will provide high quality, cost-efficient portfolios for Investment Managers and their clients. We continue to work closely with Investment Managers nationwide, aiming to provide them with the best institutional investment tools.

CSIM serves as the investment adviser to the Institutional Select Funds and SchwabFunds, and is an affiliate of Schwab. Schwab is the distributor for the Institutional Select Funds and SchwabFunds. The Charles Schwab Corporation is the parent company of CSIM and Schwab.

This report must be preceded by or accompanied by a current prospectus.

INSTITUTIONAL SELECT(TM) FUNDS

101 Montgomery Street, San Francisco, CA 94104

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
P.O. Box 7575, San Francisco, CA 94104-7575

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2000 Charles Schwab & Co., Inc.
All rights reserved. Member SIPC/NYSE.

Printed on recycled paper. MKT-4310-1 (12/00)